UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

106 Annjo Court, Suite A, Forest, Virginia 24551

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

(Name and Address of Agent for Service)

David D. Basten

President

American Pension Investors Trust

106 Annjo Court, Suite A

Forest, Virginia 24551

Copy to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

 Date of fiscal year end: January 31

Date of reporting period: July 31, 2021

Item 1.	Report to Shareholders.

(a)

YORKTOWN GROWTH FUND
YORKTOWN CAPITAL APPRECIATION FUND
YORKTOWN MULTI-SECTOR BOND FUND
YORKTOWN SHORT TERM BOND FUND
YORKTOWN MASTER ALLOCATION FUND
YORKTOWN SMALL CAP FUND

SEMI-ANNUAL REPORT DATED JULY 31, 2021

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this report. Any representation to the contrary is a criminal offense.

CONTENTS

Financial Statements

Schedule of Investments
Growth Fund	1-3
Capital Appreciation Fund	4-5
Multi-Sector Bond Fund	6-16
Short Term Bond Fund	17-34
Master Allocation Fund	35
Small Cap Fund	36-37

Statements of Assets and Liabilities	38-41

Statements of Operations	42-43

Statements of Changes in Net Assets	44-49

Financial Highlights
Growth Fund	50-52
Capital Appreciation Fund	53-55
Multi-Sector Bond Fund	56-59
Short Term Bond Fund	60-62
Master Allocation Fund	63-65
Small Cap Fund	66-68

Notes to the Financial Statements	69-85

Expense Examples	86-88

Liquidity Risk Management Program	89

Other Information	90

Board Approval of Investment Advisory & Sub Advisory Agreements	90-93

Privacy Notice	94-95

YORKTOWN GROWTH FUND
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

Fund Holdings (as a percentage of net assets)
Technology	26.56%
Health Care	14.41%
Industrials	13.90%
Consumer Discretionary	11.46%
Communications	8.46%
Materials	8.30%
Financials	6.88%
Real Estate	4.71%
Consumer Staples	2.70%
Energy	1.14%
Utilities	0.32%
Other	1.16%
100.00%

	Shares	Fair Value
COMMON STOCKS — 98.84%
Communications — 8.46%
51job, Inc. - ADR(a)	8,100	$583,362
Cable One, Inc.	310	585,277
Discovery, Inc., Series A(a)	11,500	333,615
Embracer Group AB(a)	17,100	442,370
Gray Television, Inc.	33,850	750,454
IAC/InterActiveCorp.(a)	2,100	288,309
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	11,700	546,273
NetEase, Inc. - ADR	4,700	480,387
Paradox Interactive AB	16,200	326,124
Stillfront Group AB(a)	54,800	417,911
Take-Two Interactive Software, Inc.(a)	2,400	416,208
Tegna, Inc.	27,600	489,072
ViacomCBS, Inc., Class B	14,000	573,020
Yandex N.V., Class A(a)	6,600	448,338
Zynga, Inc., Class A(a)	46,700	471,670
		7,152,390
Consumer Discretionary — 11.46%
Etsy, Inc.(a)	2,300	422,073
Evolution AB - ADR	2,400	420,000
Evolution AB	2,600	452,916
Hermes International - ADR	3,800	581,172
Huazhu Group Ltd. - ADR(a)	9,000	404,820
iRobot Corp.(a)	3,300	288,750
LCI Industries	4,800	699,936
Li Ning Co. Ltd.	58,700	618,639
Lithia Motors, Inc., Class A	1,050	396,081
	Shares	Fair Value
LKQ Corp.(a)	11,350	$576,012
Medifast, Inc.	1,700	485,367
Moncler SpA	7,700	529,775
MonotaRO Co. Ltd.	22,100	506,814
Open House Co. Ltd.	9,100	457,853
Pool Corp.	1,100	525,602
PulteGroup, Inc.	9,100	499,317
Tractor Supply Co.	2,800	506,604
Trigano SA	2,500	540,629
Workman Co. Ltd.	5,900	406,018
Zhongsheng Group Holdings Ltd.	40,300	370,270
		9,688,648
Consumer Staples — 2.70%
ConAgra Foods, Inc.	14,000	468,860
Five Below, Inc.(a)	2,400	466,608
ITOCHU Corp. - ADR	7,900	467,917
Performance Food Group Co.(a)	10,650	487,983
Trulieve Cannabis Corp.(a)	12,100	395,670
		2,287,038
Energy — 1.14%
Ameresco, Inc., Class A(a)	7,750	531,107
Array Technologies, Inc.(a)	32,100	434,634
		965,741
Financials — 6.88%
Arthur J. Gallagher & Co.	2,800	390,068
Credit Acceptance Corp.(a)	1,400	678,678
Hamilton Lane, Inc., Class A	5,400	502,200

YORKTOWN GROWTH FUND
SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Interactive Brokers Group, Inc., Class A	7,250	$448,485
KKR & Co., Inc.	9,700	618,472
LPL Financial Holdings, Inc.	3,400	479,536
Nihon M&A Center, Inc.	12,800	354,674
Owl Rock Capital Corp.	34,450	495,735
Raymond James Financial, Inc.	4,300	556,764
Tradeweb Markets, Inc., Class A	4,850	420,641
Virtus Investment Partners, Inc.	1,850	510,841
Worldline S.A. - ADR(a)	7,700	362,824
		5,818,918
Health Care — 14.41%
Abiomed, Inc.(a)	1,550	507,067
Bio-Techne Corp.	1,200	578,688
Catalent, Inc.(a)	3,950	473,249
Charles River Laboratories International, Inc.(a)	1,800	732,456
Chemed Corp.	1,100	523,622
Cooper Cos., Inc. (The)	1,240	522,995
Emergent BioSolutions, Inc.(a)	8,200	540,380
Enanta Pharmaceuticals, Inc.(a)	10,400	439,400
Encompass Health Corp.	4,600	382,950
Evotec SE(a)	11,500	477,189
Genmab A/S - ADR(a)	10,100	455,106
Globus Medical, Inc., Class A(a)	6,400	532,288
ICON PLC(a)	2,450	596,011
Incyte Corp.(a)	6,000	464,100
Insulet Corp.(a)	2,150	601,334
LHC Group, Inc.(a)	2,100	451,878
Lifco AB, Class B	22,900	671,951
Lonza Group AG - ADR	8,400	654,528
Masimo Corp.(a)	1,950	531,161
Penumbra, Inc.(a)	1,500	399,345
PerkinElmer, Inc.	3,250	592,248
Repligen Corp.(a)	2,150	528,255
Sonova Holding AG - ADR	6,780	531,755
		12,187,956
Industrials — 13.90%
Advanced Energy Industries, Inc.	4,600	477,250
	Shares	Fair Value
ASSA ABLOY AB - ADR	27,300	$437,346
Cognex Corp.	5,100	461,091
DSV Panalpina A/S - ADR	3,900	475,137
Fluidra SA	9,800	396,999
Franklin Electric Co., Inc.	6,000	490,560
Fujitec Co. Ltd. - ADR	22,700	500,950
Generac Holdings, Inc.(a)	1,500	629,040
Graco, Inc.	4,600	359,168
HEICO Corp.	3,200	432,800
IDEX Corp.	2,200	498,718
Ingersoll Rand, Inc.(a)	9,700	474,039
Investment AB Latour	16,000	625,237
IR Japan Holdings Ltd.	2,800	345,814
Landstar System, Inc.	2,250	353,250
NIBE Industrier AB, Class B	28,800	343,918
Prysmian SpA	14,400	516,214
Saia, Inc.(a)	3,000	678,000
Teledyne Technologies, Inc.(a)	900	407,493
TopBuild Corp.(a)	2,600	526,994
Toro Co. (The)	3,200	363,968
Trimble, Inc.(a)	8,000	684,000
UniFirst Corp.	1,900	413,763
Xylem, Inc.	4,350	547,448
ZTO Express (Cayman), Inc. - ADR	11,800	319,308
		11,758,505
Materials — 8.30%
Berry Plastics Group, Inc.(a)	7,950	511,105
CCL Industries, Inc., Class B	8,000	458,665
Commercial Metals Co.	16,000	524,800
Crown Holdings, Inc.	4,800	478,848
Fortescue Metals Group Ltd. - ADR	15,900	585,669
Givaudan SA - ADR	6,000	598,441
Kingspan Group PLC - ADR	4,650	539,400
Nolato AB	48,000	533,050
Nutrien Ltd.	6,300	374,220
Symrise AG - ADR	15,300	562,963
Tokai Carbon Co. Ltd.	24,600	322,658
Trex Co., Inc.(a)	5,000	485,500
UFP Industries, Inc.	6,300	467,838

YORKTOWN GROWTH FUND
SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Vulcan Materials Co.	3,200	$575,968
		7,019,125
Real Estate — 4.71%
Aedifica SA	2,550	365,409
Alexandria Real Estate Equities, Inc.	2,850	573,819
CBRE Group, Inc., Class A(a)	6,700	646,282
CyrusOne, Inc.	7,100	506,017
FirstService Corp.	2,300	427,708
Hulic Co. Ltd.	31,900	361,416
STORE Capital Corp.	16,300	589,897
WP Carey, Inc.	6,300	508,347
		3,978,895
Technology — 26.56%
Advantest Corp.	5,800	508,039
Adyen NV - ADR(a)	10,500	569,415
Apollo Medical Holdings, Inc.(a)	7,100	627,427
Bandwidth, Inc., Class A(a)	3,550	460,293
CDW Corp.	2,200	403,370
Ciena Corp.(a)	9,300	540,702
CMC Materials, Inc.	3,000	433,920
Concentrix Corp.(a)	2,700	442,071
CoStar Group, Inc.(a)	5,500	488,675
CyberArk Software Ltd.(a)	3,100	440,293
Descartes Systems Group, Inc. (The)(a)	8,200	595,812
Digital Turbine, Inc.(a)	7,250	456,387
Entegris, Inc.	5,400	651,456
EPAM Systems, Inc.(a)	1,300	727,740
ExlService Holdings, Inc.(a)	5,500	622,710
FactSet Research Systems, Inc.	1,600	571,648
Fortinet, Inc.(a)	2,300	626,152
Gartner, Inc.(a)	2,600	688,298
Genpact Ltd.	11,200	557,872
Globant S.A.(a)	2,300	550,068
GMO Payment Gateway, Inc.	2,600	333,200
Guidewire Software, Inc.(a)	5,100	587,520
JustSystems Corp.	7,600	439,879
	Shares	Fair Value
KLA Corp.	1,500	$522,240
Lasertec Corp.	2,100	391,817
Logitech International S.A.	7,500	817,875
MAXIMUS, Inc.	5,300	471,700
Monolithic Power Systems, Inc.	1,300	584,038
Nintendo Co. Ltd. - ADR	5,800	372,650
Pagseguro Digital Ltd., Class A(a)	11,200	620,928
Paycom Software, Inc.(a)	1,550	620,000
Paylocity Holdings Corp.(a)	2,550	529,023
Qualys, Inc.(a)	4,700	477,332
Soitec S.A.(a)	2,600	623,013
SPS Commerce, Inc.(a)	6,300	686,385
SS&C Technologies Holdings, Inc.	5,100	399,789
SYNNEX Corp.	4,000	478,160
Tokyo Electron Ltd. - ADR	4,400	458,700
Tyler Technologies, Inc.(a)	1,650	812,856
Universal Display Corp.	2,300	539,327
Vimeo, Inc.(a)	3,409	152,723
WNS Holdings Ltd. - ADR(a)	7,000	576,380
		22,457,883
Utilities — 0.32%
China Resources Gas Group Ltd.	44,400	273,674

Total Common Stocks
(Cost $58,141,675)		83,588,773

Total Investments — 98.84%
(Cost $58,141,675)		83,588,773
Other Assets in Excess of Liabilities — 1.16%		980,482
Net Assets — 100.00%		$84,569,255

(a)	Non-income producing security.

ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

Fund Holdings (as a percentage of net assets)
Technology	27.25%
Health Care	12.62%
Communications	11.68%
Consumer Discretionary	11.52%
Financials	10.85%
Industrials	6.63%
Consumer Staples	6.44%
Energy	3.44%
Real Estate	2.17%
Utilities	2.03%
Materials	1.98%
Other	3.39%
100.00%

	Shares	Fair Value
COMMON STOCKS — 96.61%
Communications — 11.68%
Alphabet, Inc., Class A(a)	120	$323,344
Expedia, Inc.	1,720	276,697
Facebook, Inc., Class A(a)	860	306,418
Netflix, Inc. (a)	470	243,258
Roblox Corp.(a)	3,140	241,717
Roku, Inc.(a)	640	274,118
Shopify, Inc., Class A(a)	195	292,486
Spotify Technology S.A.(a)	990	226,383
Trade Desk, Inc.
(The), Class A(a)	3,580	293,238
Twitter, Inc.(a)	3,950	275,513
Walt Disney Co. (The)	1,520	267,550
		3,020,722
Consumer Discretionary — 11.52%
Amazon.com, Inc.(a)	68	226,276
CarMax, Inc.(a)	1,890	253,166
Chipotle Mexican Grill, Inc.(a)	160	298,150
Copart, Inc.(a)	1,860	273,420
D.R. Horton, Inc.	3,400	324,462
Etsy, Inc.(a)	1,420	260,584
Home Depot, Inc. (The)	770	252,706
lululemon athletica, Inc.(a)	720	288,122
McDonald’s Corp.	1,060	257,273
Pool Corp.	535	255,634
Tractor Supply Co.	1,608	290,936
		2,980,729
Consumer Staples — 6.44%
Archer-Daniels-Midland Co.	4,465	266,650
	Shares	Fair Value
Constellation Brands, Inc., Class A	1,100	$246,774
Kroger Co. (The)	7,000	284,900
PepsiCo, Inc.	1,695	266,030
Target Corp.	1,375	358,944
Wal-Mart Stores, Inc.	1,700	242,335
		1,665,633
Energy — 3.44%
EOG Resources, Inc.	4,900	357,014
Phillips 66	3,450	253,333
SolarEdge Technologies, Inc.(a)	1,075	278,941
		889,288
Financials — 10.85%
American Express Co.	2,110	359,818
Blackstone Group LP (The)	3,240	373,475
Charles Schwab Corp. (The)	4,225	287,089
Chubb Ltd.	1,500	253,110
CME Group, Inc.	1,395	295,921
Intercontinental Exchange, Inc.	2,100	251,643
Marsh & McLennan Cos., Inc.	2,090	307,690
Nasdaq, Inc.	1,870	349,185
T. Rowe Price Group, Inc.	1,610	328,698
		2,806,629
Health Care — 12.62%
Abbott Laboratories	1,850	223,813
Agilent Technologies, Inc.	1,860	285,008
Align Technology, Inc.(a)	380	264,404
Bristol-Myers Squibb Co.	3,930	266,729

YORKTOWN CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
CVS Health Corp.	3,290	$270,964
DexCom, Inc.(a)	580	298,996
Intuitive Surgical, Inc.(a)	300	297,438
Regeneron Pharmaceuticals, Inc.(a)	480	275,813
Stryker Corp.	975	264,166
Teladoc Health, Inc.(a)	1,700	252,365
Thermo Fisher Scientific, Inc.	490	264,605
UnitedHealth Group, Inc.	725	298,860
		3,263,161
Industrials — 6.63%
Caterpillar, Inc.	1,200	248,100
Deere & Co.	840	303,736
General Dynamics Corp.	1,610	315,608
Norfolk Southern Corp.	940	242,360
United Parcel Service, Inc., Class B	1,540	294,694
Waste Management, Inc.	2,100	311,346
		1,715,844
Materials — 1.98%
Linde PLC	860	264,355
Newmont Corp.	3,950	248,139
		512,494
Real Estate — 2.17%
Crown Castle
International Corp.	1,450	279,981
Digital Realty Trust, Inc.	1,820	280,571
		560,552
Technology — 27.25%
Accenture PLC, Class A	960	304,973
Adobe, Inc.(a)	450	279,734
Analog Devices, Inc.	1,500	251,130
Apple, Inc.	1,650	240,669
Broadcom, Inc.	565	274,251
Crowdstrike Holdings, Inc., Class A(a)	1,130	286,579
DocuSign, Inc.(a)	960	286,119
Fidelity National Information Services, Inc.	1,800	268,290
	Shares	Fair Value
Global Payments, Inc.	1,200	$232,092
Intuit, Inc.	660	349,780
MasterCard, Inc., Class A	700	270,158
Microsoft Corp.	1,070	304,854
Nintendo Co. Ltd. - ADR	3,200	205,600
NVIDIA Corp.	1,920	374,381
Okta, Inc.(a)	1,060	262,657
PayPal Holdings, Inc.(a)	1,030	283,796
salesforce.com, Inc.(a)	980	237,091
Sony Corp. - ADR	2,400	250,320
Square, Inc., Class A(a)	1,100	271,986
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,000	233,280
Twilio, Inc., Class A(a)	780	291,400
Unity Software, Inc.(a)	2,250	241,020
Veeva Systems, Inc., Class A(a)	800	266,168
Visa, Inc., Class A	1,165	287,044
VMware, Inc., Class A(a)	1,500	230,610
Zoom Video Communications, Inc., Class A(a)	700	264,670
		7,048,652
Utilities — 2.03%
Duke Energy Corp.	2,650	278,541
NextEra Energy, Inc.	3,150	245,385
		523,926
Total Common Stocks
(Cost $19,887,950)		24,987,630

Total Investments — 96.61%
(Cost $19,887,950)		24,987,630
Other Assets in Excess of Liabilities — 3.39%		877,193
Net Assets — 100.00%		$25,864,823

(a) Non-income producing security.

ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-SECTOR BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

Fund Holdings (as a percentage of net assets)
Corporate Bonds and Notes	77.81%
Asset Backed Securities	11.67%
U.S. Government & Agencies	5.40%
Collateralized Loan Obligations	4.65%
Other	0.47%
100.00%

	Principal
	Amount	Fair Value
CORPORATE BONDS AND NOTES — 77.81%
Communications — 4.01%
CCO Holdings LLC, 4.50%, 6/1/2033(a)	$1,000,000	$1,042,315
DIRECTV Holdings LLC, 5.88%, 8/15/2027(a)	250,000	258,787
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	250,000	279,875
Lamar Media Corp., 3.63%, 1/15/2031(a)	500,000	494,437
Level 3 Financing, Inc., 4.25%, 7/1/2028(a)	2,000,000	2,038,750
Liberty Interactive LLC, 8.50%, 7/15/2029	1,000,000	1,150,150
Liberty Interactive LLC, 8.25%, 2/1/2030	2,000,000	2,289,010
Prosus NV, MTN, 3.06%, 7/13/2031(a)	500,000	494,658
Qwest Corp., 7.25%, 9/15/2025	2,000,000	2,370,000
Scripps Escrow II, Inc., 3.88%, 1/15/2029(a)	500,000	500,873
United States Cellular Corp., 6.70%, 12/15/2033	2,540,000	3,161,284
Univision Communications, Inc., 6.63%, 6/1/2027(a)	500,000	538,440
Univision Communications, Inc., 4.50%, 5/1/2029(a)	1,000,000	1,003,720
ViacomCBS, Inc., 4.20%, 5/19/2032	2,000,000	2,343,603
VMED OC UK Financing PLC, 4.75%, 7/15/2031(a)	1,000,000	1,022,460
		18,988,362
Consumer Discretionary — 3.89%
AutoNation, Inc., 2.40%, 8/1/2031	500,000	503,450
	Principal
	Amount	Fair Value
Carnival Corp., 11.50%, 4/1/2023(a)	$1,000,000	$1,128,750
Carnival Corp., 7.20%, 10/1/2023	1,000,000	1,085,720
Carnival Corp., 4.00%, 8/1/2028(a)	1,000,000	997,130
Ford Motor Credit Co., LLC, 3.38%, 11/13/2025	1,000,000	1,045,244
Ford Motor Credit Co., LLC, 3.63%, 6/17/2031	1,000,000	1,037,615
L Brands, Inc., 6.88%, 11/1/2035	2,000,000	2,576,420
LGI Homes, Inc., 4.00%, 7/15/2029(a)	500,000	507,840
Marriott Ownership Resorts, Inc., 4.50%, 6/15/2029(a)	1,000,000	1,007,830
QVC, Inc., Class B, 4.75%, 2/15/2027	2,000,000	2,146,500
Rent-A-Center, Inc., 6.38%, 2/15/2029(a)	500,000	538,580
Royal Caribbean Cruises Ltd., 4.25%, 7/1/2026(a)	500,000	488,675
Stellantis NV, 5.25%, 4/15/2023	200,000	214,987
Tenneco, Inc., 5.13%, 4/15/2029(a)	500,000	515,000
Wolverine World Wide, Inc., 5.00%, 9/1/2026(a)	3,379,000	3,484,171
WW International, Inc., 4.50%, 4/15/2029(a)	100,000	101,625
Yum! Brands, Inc., 3.63%, 3/15/2031	1,000,000	1,021,250
		18,400,787
Consumer Staples — 5.92%
Anheuser-Busch Cos., LLC, 4.70%, 2/1/2036(a)	100,000	124,541
Avon Products, Inc., 7.00%, 3/15/2023	3,000,000	3,198,750

YORKTOWN MULTI-SECTOR BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Central Garden & Pet Co., 4.13%, 4/30/2031(a)	$500,000	$511,533
Constellation Brands, Inc., 2.25%, 8/1/2031	500,000	504,864
Constellation Brands, Inc., 4.50%, 5/9/2047	500,000	614,758
JBS Finance Luxembourg SaRL, 3.63%, 1/15/2032(a)	500,000	504,000
JBS Investments II GmbH, 7.00%, 1/15/2026(a)	4,000,000	4,243,060
JBS USA LUX SA, 3.75%, 12/1/2031(a)	250,000	257,389
Kraft Heinz Foods Co., 6.50%, 2/9/2040	411,000	588,925
Kraft Heinz Foods Co., 5.00%, 6/4/2042(a)	300,000	376,527
Kraft Heinz Foods Co., 5.00%, 6/4/2042	500,000	627,545
Kraft Heinz Foods Co., 4.38%, 6/1/2046	1,000,000	1,154,339
Kraft Heinz Foods Co., 4.88%, 10/1/2049	1,000,000	1,249,573
Land O’ Lakes, Inc., 7.25%, Perpetual(a)	3,500,000	3,775,730
Land O’ Lakes, Inc., 8.00%, Perpetual(a)	2,000,000	2,149,500
Louis Dreyfus Co. BV, 5.25%, 6/13/2023	2,200,000	2,364,956
Molson Coors Beverage Co., 4.20%, 7/15/2046	1,000,000	1,138,715
Natura Cosmeticos SA, 4.13%, 5/3/2028(a)	500,000	514,730
New Albertsons LP, 7.75%, 6/15/2026	500,000	571,780
Performance Food Group, Inc., 4.25%, 8/1/2029(a)	500,000	508,750
Pilgrim’s Pride Corp., 4.25%, 4/15/2031(a)	1,000,000	1,064,680
Reynolds American, Inc., 7.00%, 8/4/2041	624,000	855,454
Turning Point Brands, Inc., 5.63%, 2/15/2026(a)	850,000	886,809
Vector Group Ltd., 5.75%, 2/1/2029(a)	250,000	254,101
		28,041,009
	Principal
	Amount	Fair Value
Financials — 46.69%
Allegiance Bancshares, Inc., 4.70%, 10/1/2029 (3MO LIBOR + 313.0bps)(b)	$1,000,000	$1,052,784
American AgCredit Corp., 5.25%, Perpetual(b)	1,000,000	1,025,000
American Express Co., Series C, 3.40%, Perpetual (3MO LIBOR + 328.5bps)	2,000,000	2,004,958
AmTrust Financial Services, Inc., 6.13%, 8/15/2023	2,000,000	2,020,432
Assurant, Inc., 7.00%, 3/27/2048	1,000,000	1,165,548
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/2066(a),(b)	2,000,000	2,200,362
Assured Guaranty US Holdings, Inc., 2.50%, 12/15/2066 (3MO LIBOR + 238.0bps)(b)	2,000,000	1,716,197
Athene Holding Ltd., 4.13%, 1/12/2028	1,000,000	1,133,846
Athene Holding Ltd., 6.15%, 4/3/2030	2,000,000	2,569,289
Atlantic Capital Bancshares, Inc., 5.50%, 9/1/2030 (SOFRRATE + 536.3bps)(b)	1,000,000	1,101,643
BAC Capital Trust XIII, 4.00%, Perpetual(b)	282,000	282,485
BAC Capital Trust XIV, 4.00%, Perpetual (3MO LIBOR + 83.0bps)(b)	2,000,000	2,000,333
Banco Bilbao Vizcaya Argentaria S.A., 6.13%, Perpetual (USSW5 + 387.0bps)(b)	1,000,000	1,086,250
Banco Bilbao Vizcaya Argentaria S.A., Series 9, 6.50%, Perpetual (H15T5Y + 519.2bps)(b)	4,900,000	5,347,125

YORKTOWN MULTI-SECTOR BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal
	Amount	Fair Value
BancPlus Corp., 6.00%, 6/15/2030(a),(b)	$1,000,000	$1,101,033
Bank of Nova Scotia, 4.90%, Perpetual (H15T5Y + 455.1bps)(b)	1,000,000	1,098,750
Barclays PLC, 4.84%, 5/9/2028	2,000,000	2,270,882
Barclays PLC, 5.09%, 6/20/2030 (3MO LIBOR + 305.4bps)(b)	1,500,000	1,762,085
Barclays PLC, 7.75%, Perpetual (USSW5 + 484.2bps)(b)	1,000,000	1,098,750
BBVA Bancomer S.A., 5.13%, 1/18/2033 (H15T5Y + 265.0bps)(b)	3,000,000	3,105,600
BNP Paribas SA, 6.63%, Perpetual (USSW5 + 414.9bps)(a),(b)	4,000,000	4,364,680
BNP Paribas SA, 7.20%, Perpetual (3MO LIBOR + 129.0bps)(a),(b)	2,000,000	2,127,500
Brighthouse Financial, Inc., 3.70%, 6/22/2027	2,461,000	2,720,356
Brighthouse Financial, Inc., 4.70%, 6/22/2047	2,642,000	2,977,026
Cadence Bancorp, 4.75%, 6/30/2029 (3MO LIBOR + 303.0bps)(b)	1,665,000	1,781,321
Capital One Financial Corp., 3.94%, Perpetual (3MO LIBOR + 380.0bps)(b)	2,000,000	2,004,840
Central Bancshares, Inc., 5.75%, 6/30/2029 (3MO LIBOR + 387.0bps)(a),(b)	2,000,000	2,062,765
Charles Schwab Corp. (The), Series E, 4.63%, Perpetual (3MO LIBOR + 331.5bps)(b)	400,000	406,000
CIT Group, Inc., Class A, 5.80%, Perpetual	1,000,000	1,028,250
Citadel LP, 4.88%, 1/15/2027(a)	3,000,000	3,272,189
	Principal Amount	Fair Value
Citigroup, Inc., 4.70%, Perpetual (SOFRRATE + 323.4bps)(b)	$500,000	$518,788
Citizens Financial Group, Inc., Series C, 6.38%, Perpetual (3MO LIBOR + 315.7bps)(b)	1,500,000	1,601,250
Commerzbank AG, 7.00%, Perpetual (USISDA05 + 522.8bps)(b)	2,000,000	2,173,910
ConnectOne Bancorp, Inc., 5.20%, 2/1/2028 (3MO LIBOR + 284.0bps)(b)	2,000,000	2,062,618
Cowen, Inc., 7.25%, 5/6/2024(a)	4,000,000	4,356,959
Credit Suisse Group AG, 5.10%, Perpetual (H15T5Y + 329.3bps)(a),(b)	500,000	516,875
Credit Suisse Group AG, 7.25%, Perpetual (USSW5 + 433.2bps)(a),(b)	3,000,000	3,383,894
Dime Community Bancshares, Inc., 4.50%, 6/15/2027 (3MO LIBOR + 266.0bps)(b)	1,000,000	1,004,681
Discover Financial Services, Series C, 5.50%, Perpetual (3MO LIBOR + 307.6bps)(b)	1,334,000	1,442,388
Enstar Group Ltd., 4.95%, 6/1/2029	5,000,000	5,806,571
Everest Reinsurance Holdings, Inc., 2.54%, 5/15/2037 (3MO LIBOR + 238.5bps)(b)	5,902,000	5,604,743
F&M Financial Services Corp., Series QIB, 5.95%, 9/15/2029 (SOFRRATE + 484.0bps)(a),(b)	3,000,000	3,182,085
FedNat Holding Co., 7.50%, 3/15/2029	2,400,000	2,568,000

YORKTOWN MULTI-SECTOR BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal
	Amount	Fair Value
Fidelity & Guaranty Life Holdings, Inc., Class B, 5.50%, 5/1/2025(a)	$2,000,000	$2,305,070
Fifth Third Bancorp, Series J, 3.28%, Perpetual (3MO LIBOR + 312.9bps)(b)	4,000,000	4,000,000
Fifth Third Bancorp, 5.10%, Perpetual (3MO LIBOR + 303.3bps)(b)	1,000,000	1,036,000
First Financial Bancorp, 5.13%, 8/25/2025	2,400,000	2,549,396
GATX Corp., Class B, 4.00%, 6/30/2030	2,000,000	2,290,285
GATX Corp., 1.90%, 6/1/2031	250,000	242,235
Global Atlantic Financial Co., 4.70%, 10/15/2051(a),(b)	1,000,000	1,018,839
Goldman Sachs Group, Inc. (The), Series P, 5.00%, Perpetual (3MO LIBOR + 287.4bps)	4,000,000	4,043,560
Hartford Financial Services Group, Inc. (The), 2.28%, 2/12/2047 (3MO LIBOR + 212.5bps)(a),(b)	6,117,000	5,925,604
Icahn Enterprises LP, 6.75%, 2/1/2024	1,093,000	1,119,926
Icahn Enterprises LP, 4.38%, 2/1/2029	250,000	253,969
ILFC E-Capital Trust I, 3.66%, 12/21/2065 (USD CMT 30YR + 155.0bps)(a),(b)	590,000	486,148
ILFC E-Capital Trust I, 3.66%, 12/21/2065 (USD CMT 30YR + 155.0bps)(a)	2,250,000	1,853,955
ILFC E-Capital Trust II, 3.32%, 12/21/2065 (H15T30Y + 180.0bps)(a)	1,000,000	846,250
ING Groep NV, 5.75%, Perpetual (H15T5Y + 432.2bps)(b)	1,000,000	1,105,835
	Principal
	Amount	Fair Value
Intesa Sanpaolo SpA, 5.71%, 1/15/2026(a)	$4,000,000	$4,520,470
Investar Holding Corp., 5.13%, 12/30/2029(a),(b)	1,000,000	1,038,883
JPMorgan Chase & Co., Series V, 3.47%, 1/1/2049 (3MO LIBOR + 332.0bps) (b)	5,000,000	5,007,927
JPMorgan Chase & Co., Series I, 3.66%, 4/29/2049 (3MO LIBOR + 347.0bps)(b)	681,000	684,420
JPMorgan Chase & Co., Series HH, 4.60%, 8/1/2168 (SOFRRATE + 312.5bps)	1,000,000	1,036,250
Liberty Mutual Group, Inc., 3.95%, 5/15/2060(a)	500,000	567,650
Liberty Mutual Group, Inc., 4.30%, 2/1/2061(a)	500,000	467,211
Lincoln National Corp., 2.51%, 5/17/2066 (3MO LIBOR + 235.8bps)(b)	1,000,000	906,961
Lincoln National Corp., 2.17%, 4/20/2067 (3MO LIBOR + 204.0bps)	5,623,000	4,848,876
Lloyds Banking Group PLC, 7.50%, Perpetual (USSW5 + 476.0bps)(b)	3,000,000	3,389,220
Lloyds Banking Group PLC, 7.50%, Perpetual (USSW5 + 449.6bps)(b)	2,000,000	2,329,728
Macquarie Bank Ltd., 3.62%, 6/3/2030(a)	1,000,000	1,073,119
Massachusetts Mutual Life Insurance Co., 3.38%, Perpetual(a)	1,000,000	1,075,574
Meridian Corp., 5.38%, 12/30/2029 (SOFRRATE + 395.0bps)(b)	2,000,000	2,092,424
Midland States Bancorp, Inc., 5.00%, 9/30/2029 (SOFRRATE + 361.0bps)(b)	2,500,000	2,610,357

YORKTOWN MULTI-SECTOR BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal
	Amount	Fair Value
MidWestOne Financial Group, Inc., 5.75%, 7/30/2030(b)	$1,000,000	$1,104,770
Millennium Consolidated Holdings LLC, 7.50%, 6/30/2023(a)	4,000,000	4,099,080
Minnwest Corp., Series AI, 5.88%, 7/15/2028 (3MO LIBOR + 298.0bps)(b)	400,000	420,562
Morgan Stanley, Series H, 3.74%, Perpetual (3MO LIBOR +361.0bps)(b)	3,000,000	3,012,061
Nationwide Mutual Insurance Co., 4.35%, 4/30/2050(a)	1,000,000	1,145,794
Natwest Group PLC, 8.63%, Perpetual (USSW5 + 759.8bps)(b)	3,000,000	3,009,675
Northpointe Bancshares, Inc., 6.00%, 9/30/2029 (SOFRRATE + 490.5bps)(a),(b)	1,000,000	1,039,289
Ohio National Financial Services, Inc., 5.55%, 1/24/2030(a)	4,000,000	4,655,560
Ohio National Financial Services, Inc., 6.63%, 5/1/2031(a)	1,000,000	1,212,107
OneMain Finance Corp., 5.38%, 11/15/2029	2,000,000	2,201,140
Pacific LifeCorp, 3.35%, 9/15/2050(a)	500,000	546,267
PartnerRe Finance II, Inc., 2.46%, 12/1/2066 (3MO LIBOR + 232.5bps)(b)	500,000	426,398
Principal Financial Group, Inc., 3.20%, 5/15/2055 (3MO LIBOR + 304.4bps)(b)	2,000,000	2,007,519
Provident Financing Trust, 7.41%, 3/15/2038	2,000,000	2,472,924
Radian Group, Inc., 6.63%, 3/15/2025	2,250,000	2,524,016
	Principal Amount	Fair Value
Regions Financial Corp., 5.75%, Perpetual (H15T5Y + 542.6bps)(b)	$500,000	$560,000
Reinsurance Group of America, Inc., 2.78%, 12/15/2065 (3MO LIBOR + 266.5bps)(b)	3,600,000	3,538,218
Reliant Bancorp, Inc., 5.13%, 12/15/2029 (SOFRRATE + 376.5bps)(b)	2,000,000	2,077,178
SBL Holdings, Inc., 5.13%, 11/13/2026(a)	2,000,000	2,224,708
SBL Holdings, Inc., 6.50%, Perpetual(a),(b)	393,000	391,035
SBL Holdings, Inc., 7.00%, Perpetual (H15T5Y + 558.0bps)(a),(b)	1,000,000	1,013,750
Signature Bank, 4.13%, 11/1/2029 (3MO LIBOR + 255.9bps)(b)	1,000,000	1,055,695
Standard Life Aberdeen PLC, 4.25%, 6/30/2028	1,550,000	1,697,560
Synovus Financial Corp., 5.90%, 2/7/2029 (USSW5 + 337.9bps)	3,000,000	3,252,601
Truist Financial Corp., Series N, 4.80%, Perpetual (H15T5Y + 300.3bps)(b)	3,000,000	3,194,820
Truist Financial Corp., Series M, 5.13%, Perpetual (3MO LIBOR + 278.6bps)(b)	2,000,000	2,155,000
UniCredit SpA, 7.83%, 12/4/2023(a)	3,000,000	3,466,585
UniCredit SpA, 5.86%, 6/19/2032 (USISDA05 + 370.3bps)(a),(b)	2,000,000	2,228,995
UniCredit SpA, 5.46%, 6/30/2035 (H15T5Y + 475.0bps)(a),(b)	500,000	552,981
Unifin Financiera SAB de CV Sociedad Financiera de Objeto Multiple, Entidad No Regulada, 8.38%, 1/27/2028(a)	1,000,000	940,600

YORKTOWN MULTI-SECTOR BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Valley National Bancorp, 5.25%, 6/15/2030 (SOFRRATE + 514.0bps)(b)	$750,000	$815,305
Volunteer State Bancshares, Inc., 5.75%, 11/15/2029(a),(b)	1,500,000	1,563,116
Voya Financial, Inc., 5.65%, 5/15/2053 (3MO LIBOR + 358.0bps)(b)	2,000,000	2,118,330
WT Holdings, Inc., 7.00%, 4/30/2023	1,000,000	1,040,088
WT Holdings, Inc., 5.50%, 4/30/2028(a)	1,000,000	1,020,000
Zenith National Insurance Capital Trust, 8.55%, 8/1/2028(a)	1,864,243	2,343,994
Zions Bancorp, 5.80%, Perpetual (3MO LIBOR + 380.0bps)(b)	1,000,000	1,036,318
		221,001,222
Health Care — 1.25%
Jazz Securities DAC, 4.38%, 1/15/2029(a)	500,000	521,820
Organon Finance 1 LLC, 4.13%, 4/30/2028(a)	1,000,000	1,026,715
Perrigo Finance Unlimited Co., 3.15%, 6/15/2030	1,000,000	1,048,695
Perrigo Finance Unlimited Co., 4.90%, 12/15/2044	2,000,000	2,204,117
Viatris, Inc., 3.85%, 6/22/2040(a)	1,000,000	1,091,834
		5,893,181
Industrials — 5.15%
ADT Security Corp. (The), 4.13%, 8/1/2029(a)	1,000,000	1,007,200
ADT Security Corp. (The), 4.88%, 7/15/2032(a)	3,500,000	3,640,437
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 5/15/2025(a)	1,284,585	1,326,575
	Principal Amount	Fair Value
American Airlines, Inc. Pass Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	$182,255	$186,057
American Airlines, Inc. Pass Through Trust, Series 2015-1, Class B, 3.70%, 5/1/2023	1,051,022	1,031,733
Dycom Industries, Inc., 4.50%, 4/15/2029(a)	1,000,000	1,013,795
General Electric Co., Series D, 3.45%, Perpetual (3MO LIBOR + 333.0bps)	500,000	491,066
Prime Security Services Borrower LLC, 5.75%, 4/15/2026(a)	2,000,000	2,195,010
Seaspan Corp., 6.50%, 4/29/2026	2,000,000	2,149,956
Seaspan Corp., 5.50%, 8/1/2029(a)	1,000,000	998,460
Stena International SA, 5.75%, 3/1/2024(a)	3,730,000	3,870,621
Textron Financial Corp., 1.89%, 2/15/2042 (3MO LIBOR + 173.5bps)(a),(b)	2,600,000	2,214,356
Union Pacific Corp., 3.20%, 5/20/2041	1,000,000	1,082,358
United Airlines Pass Through Trust, Series 2016-2, Class A, 3.10%, 4/7/2030	814,983	832,871
United Airlines, Inc., 4.38%, 4/15/2026(a)	50,000	51,507
US Airways Pass Through Trust, Series 2011-1, Class A, 7.13%, 10/22/2023	402,679	425,183
US Airways Pass Through Trust, Series 2012-2, Class A, 4.63%, 6/3/2025	1,822,900	1,847,266
		24,364,451
Materials — 3.25%
Alcoa Nederland Holding BV, 5.50%, 12/15/2027(a)	1,000,000	1,082,540
Ball Corp., 2.88%, 8/15/2030	1,000,000	991,060

YORKTOWN MULTI-SECTOR BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Bemis Co., Inc., 2.63%, 6/19/2030	$500,000	$521,719
Coeur Mining, Inc., 5.13%, 2/15/2029(a)	1,000,000	972,950
Commercial Metals Co., 3.88%, 2/15/2031	500,000	504,447
Domtar Corp., 6.25%, 9/1/2042	1,000,000	1,064,946
Freeport-McMoRan, Inc., 5.25%, 9/1/2029	1,000,000	1,106,980
Kinross Gold Corp., 6.88%, 9/1/2041	3,750,000	5,294,306
Mosaic Co. (The), 5.45%, 11/15/2033	1,000,000	1,283,098
Reynolds Group Issuer, Inc., 4.00%, 10/15/2027(a)	1,000,000	1,000,000
Unigel Luxembourg SA, 8.75%, 10/1/2026(a)	1,000,000	1,080,680
United States Steel Corp., 6.88%, 8/15/2025	198,000	202,069
WRKCo, Inc., 3.00%, 6/15/2033	250,000	268,077
		15,372,872
Real Estate — 0.27%
Iron Mountain, Inc., 5.25%, 7/15/2030(a)	1,000,000	1,066,875
SBA Communications Corp., 3.88%, 2/15/2027(a)	200,000	206,514
		1,273,389
Technology — 3.21%
Apple, Inc., 2.85%, 8/5/2061	1,000,000	1,004,341
Broadcom, Inc., 4.15%, 11/15/2030	500,000	567,529
Broadcom, Inc., 4.15%, 11/15/2030	500,000	567,529
Broadcom, Inc., 2.60%, 2/15/2033(a)	1,000,000	997,117
Broadcom, Inc., 3.50%, 2/15/2041(a)	1,000,000	1,040,355
Dell International LLC/EMC Corp., 6.20%, 7/15/2030	1,000,000	1,297,788
Dell International LLC/EMC Corp., 8.35%, 7/15/2046	2,000,000	3,284,758
HP, Inc., 6.00%, 9/15/2041	2,538,000	3,336,751
	Principal
	Amount	Fair Value
Microchip Technology, Inc., 4.25%, 9/1/2025	$1,000,000	$1,053,608
NCR Corp., 5.13%, 4/15/2029(a)	1,000,000	1,042,270
Nielsen Finance LLC, 4.75%, 7/15/2031(a)	1,000,000	1,009,880
		15,201,926
Utilities — 4.17%
AEP Texas, Inc., Series I, 2.10%, 7/1/2030	500,000	498,691
Appalachian Power Co., Series Z, 3.70%, 5/1/2050	1,000,000	1,144,391
Dayton Power & Light Co. (The), 3.95%, 6/15/2049	1,000,000	1,158,956
Duke Energy Progress LLC, 2.50%, 8/15/2050	900,000	869,477
Kentucky Utilities Co., 3.30%, 6/1/2050	1,000,000	1,099,023
NextEra Energy Capital Holdings, Inc., 2.21%, 10/1/2066 (3MO LIBOR + 206.7bps)(b)	2,750,000	2,634,685
NRG Energy, Inc., 4.45%, 6/15/2029(a)	1,000,000	1,129,340
Pacific Gas and Electric Co., 4.25%, 3/15/2046	500,000	484,990
Pacific Gas and Electric Co., 3.50%, 8/1/2050	500,000	448,308
PPL Capital Funding, Inc., Series A, 2.81%, 3/30/2067 (3MO LIBOR + 266.5bps)(b)	5,000,000	5,009,740
Southern California Edison Co., 2.25%, 6/1/2030	1,000,000	1,007,555
Southern California Edison Co., Series B, 4.88%, 3/1/2049	1,000,000	1,205,756
Topaz Solar Farms LLC, 5.75%, 9/30/2039(a)	985,167	1,150,644
WEC Energy Group, Inc., 2.27%, 5/15/2067 (3MO LIBOR + 211.2bps)(b)	2,000,000	1,877,480
		19,719,036
Total Corporate Bonds and Notes
(Cost $344,042,473)		368,256,235

YORKTOWN MULTI-SECTOR BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal
	Amount	Fair Value
ASSET BACKED SECURITIES — 11.67%
American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 6/12/2025(a)	$2,000,000	$2,096,544
American Credit Acceptance Receivables Trust, Series 2019-3, Class F, 5.42%, 5/12/2026(a)	550,000	573,796
American Credit Acceptance Receivables Trust, Series 2021-2, Class E, 2.54%, 7/13/2027(a)	1,000,000	1,006,073
American Credit Acceptance Receivables Trust, Series 2021-3, Class E, 2.56%, 11/15/2027(a)	1,000,000	1,001,175
Applebee’s/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/5/2024(a)	860,498	884,637
CarNow Auto Receivables Trust, Series 2021-1A, Class D, 3.64%, 2/17/2026(a)	1,000,000	1,011,816
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.20%, 2/18/2025(a)	1,000,000	1,075,759
Carvana Auto Receivables Trust, Series 2019-2A, Class E, 5.01%, 4/15/2026(a)	750,000	803,136
Conn’s Receivables Funding LLC, Series 2019-B, Class C, 4.60%, 11/15/2021(a)	1,000,000	1,004,507
Continental Credit Card ABS, Series 2019-1A, Class C, 6.16%, 3/15/2023(a)	3,000,000	3,135,533
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.30%, 9/15/2023(a)	2,000,000	2,088,894
	Principal
	Amount	Fair Value
DT Auto Owner Trust, Series 2019-3A, Class E, 3.85%, 2/15/2023(a)	$2,750,000	$2,859,068
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/2026(a)	500,000	542,179
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%, 2/18/2025(a)	1,155,000	1,151,722
Exeter Automobile Receivables Trust, Series 2021-2A, Class E, 2.90%, 7/17/2028(a)	1,000,000	1,008,670
First Investors Auto Owner Trust, Series 2019-2A, Class F, 5.69%, 10/16/2023(a)	2,000,000	2,062,220
Flagship Credit Auto Trust, Series 2018-3, Class E, 5.28%, 4/17/2023(a)	2,000,000	2,140,026
Flagship Credit Auto Trust, Series 2021-2, Class E, 3.16%, 9/15/2028(a)	1,150,000	1,160,325
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class E, 2.98%, 4/15/2027(a)	1,270,000	1,273,195
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class E, 3.35%, 10/15/2027(a)	500,000	503,417
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.84%, 8/15/2023(a)	3,000,000	3,098,998
Helios Issuer LLC, Series 2021-A, Class B, 3.15%, 2/22/2028(a)	950,189	953,042
Loanpal Solar Loan Ltd., Series 2021-2GS, Class C, 3.50%, 12/20/2035(a)	1,000,000	962,488
Loanpal Solar Loan Ltd., Series 2021-3GS, Class C, 3.50%, 12/20/2047(a)	1,000,000	956,700

YORKTOWN MULTI-SECTOR BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045(a)	$980,190	$999,738
METAL Cayman LLC, Series 2017-1, Class B, 6.50%, 10/15/2042(a)	2,847,976	1,886,212
Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/2046(a)	1,000,000	999,555
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.00%, 6/22/2043(a)	501,895	498,415
Pawnee Equipment Receivables LLC, Series 2019-1, Class E, 3.80%, 1/15/2026(a)	467,000	457,745
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.26%, 9/5/2048(a)	466,800	470,333
Purchasing Power Funding LLC, Series 2021-A, Class C, 2.53%, 10/15/2025(a)	1,000,000	1,016,466
Regatta VI Funding Ltd., Series 2016-1A, Class CR2, 2.29%, 4/20/2034(a),(b)	1,000,000	999,996
Regatta XVIII Funding Ltd., Series 2021- 1A, Class C, 1.88%, 1/15/2034(a),(b)	1,000,000	999,630
Sapphire Aviation Finance I Ltd., Series 2018-1A, Class C, 7.39%, 3/15/2040(a)	2,802,858	1,799,631
SCF Equipment Leasing LLC, Series 2019- 1A, Class F, 6.00%, 4/20/2030(a)	2,077,470	2,007,121
SCF Equipment Leasing LLC, Series 2021- 1A, Class E, 3.56%, 8/20/2032(a)	750,000	755,492
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class B, 3.08%, 7/19/2051(a)	500,000	507,470
	Principal Amount	Fair Value
TRP LLC, Series 2021-2, Class B, 3.08%, 6/17/2051(a)	$950,000	$969,771
United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%, 8/12/2024(a)	500,000	508,212
US Auto Funding LLC, Series 2019-1A, Class D, 8.06%, 3/15/2023(a)	3,000,000	3,130,247
USQ Rail II LLC, Series 2021-3, Class B, 2.98%, 6/28/2051(a)	500,000	507,265
Westlake Automobile Receivables Trust, Series 2018-3A, Class F, 6.02%, 2/18/2025(a)	3,255,000	3,364,614

Total Asset Backed Securities
(Cost $55,688,666)		55,231,833

U.S. GOVERNMENT & AGENCIES — 5.40%
Fannie Mae, Pool #BP2175, 3.00%, 2/1/2035	833,206	882,377
Fannie Mae, Pool #BP6800, 2.50%, 5/1/2035	660,947	693,875
Fannie Mae, Pool #CA5306, 3.00%, 3/1/2050	502,118	526,710
Fannie Mae, Pool #B07843, 3.00%, 3/1/2050	724,344	762,050
Fannie Mae, Pool #FM3747, 2.50%, 8/1/2050	856,921	895,833
Fannie Mae, Pool #BQ2367, 2.00%, 9/1/2050	951,001	974,721
Fannie Mae, Pool #MA4191, 2.00%, 11/1/2050	922,065	932,655
Fannie Mae, Pool #BT3256, 2.50%, 7/1/2051	1,000,000	1,045,334
Fannie Mae, Pool #BT1339, 2.50%, 7/1/2051	2,000,000	2,084,408

YORKTOWN MULTI-SECTOR BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal
	Amount	Fair Value
Fannie Mae, Pool #BQ7422, 2.50%, 8/1/2051	$1,000,000	$1,061,544
Federal Agricultural Mortgage Corp., 3.05%, 6/29/2032	500,000	589,056
Federal Farm Credit Bank, 2.75%, 6/12/2034	1,000,000	1,133,782
Federal Farm Credit Bank, 1.80%, 6/4/2035	1,000,000	986,064
Federal Farm Credit Bank, 1.65%, 7/23/2035	500,000	487,912
Federal Farm Credit Bank, 3.25%, 12/4/2035	530,000	634,216
Federal Farm Credit Bank, 2.13%, 5/21/2040	1,000,000	984,382
Federal Farm Credit Bank, 1.95%, 8/13/2040	1,000,000	965,990
Federal Farm Credit Bank, 2.07%, 12/21/2040	500,000	487,902
Federal Farm Credit Banks Funding Corp., 2.29%, 6/28/2034	1,000,000	1,000,703
Federal Home Loan Bank, 2.01%, 7/16/2040	1,000,000	980,162
Federal Home Loan Mortgage Corp., 1.75%, 7/27/2035	1,500,000	1,474,270
Freddie Mac, Pool #QN1673, 3.50%, 3/1/2035	558,622	599,625
Freddie Mac, Pool #RA1102, 4.00%, 7/1/2049	328,808	351,759
Freddie Mac, Pool #RA2314, 3.50%, 3/1/2050	662,137	712,302
Freddie Mac, Pool #RA2657, 3.50%, 5/1/2050	1,240,514	1,332,466
Freddie Mac, Pool #RE6051, 2.50%, 7/1/2050	542,389	558,445
Freddie Mac, Pool #SD0430, 2.50%, 8/1/2050	873,090	915,503
Freddie Mac, Pool #QC3907, 2.50%, 7/1/2051	1,000,000	1,046,513
	Principal Amount	Fair Value
Tennessee Valley Authority, 3.50%, 12/15/2042	$387,000	$470,828

Total U.S. Government & Agencies
(Cost $25,708,847)		25,571,387

COLLATERALIZED LOAN OBLIGATIONS — 4.65%
Apex Credit CLO Ltd., Series 2018-1A, Class B, 1.73%, 4/25/2031 (3MO LIBOR + 160.0bps)(a),(b)	1,190,000	1,193,021
Apex Credit CLO Ltd., Series 2018-2A, Class C2R, 2.73%, 10/20/2031(a),(b)	420,000	419,997
Apex Credit CLO Ltd., Series 2019-2A, Class B, 2.23%, 10/25/2032 (3MO LIBOR + 210.0bps)(a),(b)	2,100,000	2,103,906
Atrium XII, Series 2012-A, Class CR, 1.79%, 4/22/2027 (3MO LIBOR + 165.0bps)(a),(b)	2,500,000	2,488,970
Carlyle Global Market Strategies CLO, Series 2015-3A, Class BR, 2.03%, 7/28/2028(a),(b)	1,000,000	1,000,774
Carlyle Global Market Strategies CLO, Series 2017-1A, Class BR, 2.33%, 4/20/2031(a),(b)	1,000,000	999,995
Carlyle Global Market Strategies CLO, Series 2016-3A, Class CRR, 2.35%, 7/20/2034(a),(b)	375,000	374,996
Hildene TruPS Financials Note Securitization Ltd., Series 2019- 2A, Class A2, 2.60%, 5/22/2039 (3MO LIBOR + 245.0bps)(a),(b)	3,000,000	2,970,000

YORKTOWN MULTI-SECTOR BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
HPS Loan Management Ltd., Series 2010A-16, Class BRR, 2.18%, 4/20/2034(a),(b)	$1,000,000	$999,996
Madison Park Funding Ltd., Series 2021- 38A, Class C, 2.04%, 7/17/2034(a),(b)	1,000,000	999,975
Oaktree CLO Ltd., Series 2019-4A, Class C, 3.08%, 10/20/2032 (3MO LIBOR + 295.0bps)(a),(b)	1,500,000	1,501,742
Rockford Tower CLO Ltd., Series 2019- 2A, Class CR, 0.00%, 8/20/2032 (3MO LIBOR + 200.0bps)(a),(b)	1,000,000	1,000,000
Wellfleet CLO Ltd., Series 2016-1A, Class CR, 2.19%, 4/20/2028 (3MO LIBOR + 200.0bps)(a),(b)	3,000,000	2,984,382
	Principal
	Amount	Fair Value
Zais CLO5 Ltd., Series 2016-2A, Class B, 3.43%, 10/15/2028 (3MO LIBOR + 330.0bps)(a)	$3,000,000	$2,962,806

Total Collateralized Loan Obligations
(Cost $21,906,196)		22,000,560

Total Investments — 99.53%
(Cost $447,346,182)		471,060,015
Other Assets in Excess of Liabilities — 0.47%		2,231,111
Net Assets — 100.00%		$473,291,126

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as July 31, 2021 was $215,496,256, representing 45.53% of net assets.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

Fund Holdings (as a percentage of net assets)
Corporate Bonds and Notes	62.83%
Asset Backed Securities	26.03%
U.S. Government & Agencies	4.91%
Collateralized Loan Obligations	4.74%
Other	1.49%
100.00%

	Principal
	Amount	Fair Value
CORPORATE BONDS AND NOTES — 62.83%
Communications — 0.93%
AT&T, Inc., 0.69%, 3/25/2024 (SOFRRATE + 64.0bps)(a)	$1,000,000	$1,002,411
Expedia Group, Inc., 5.00%, 2/15/2026	213,000	242,952
NBN Co. Ltd., MTN, 1.45%, 5/5/2026(b)	1,000,000	1,008,742
Verizon Communications, Inc., 1.26%, 5/15/2025 (3MO LIBOR + 110.0bps)	2,000,000	2,059,698
Verizon Communications, Inc., 0.84%, 3/20/2026 (SOFRRATE + 79.0bps)(a)	1,389,000	1,414,073
		5,727,876
Consumer Discretionary — 6.22%
AutoNation, Inc., 3.50%, 11/15/2024	4,000,000	4,313,009
Daimler Finance North America LLC, 1.06%, 2/15/2022 (3MO LIBOR + 90.0bps)(b)	1,000,000	1,004,664
eBay, Inc., 1.40%, 5/10/2026	500,000	506,850
Ford Motor Credit Co., LLC, 5.60%, 1/7/2022	1,000,000	1,017,725
Ford Motor Credit Co., LLC, 1.42%, 3/28/2022 (3MO LIBOR + 127.0bps)(a)	2,000,000	1,994,097
General Motors Financial Co., Inc., 1.28%, 11/6/2021 (3MO LIBOR + 110.0bps)(a)	3,000,000	3,006,732
	Principal
	Amount	Fair Value
General Motors Financial Co., Inc., 1.46%, 6/30/2022 (3MO LIBOR + 131.0bps)	$2,000,000	$2,018,766
General Motors Financial Co., Inc., 1.14%, 1/5/2023 (3MO LIBOR + 99.0bps)(a)	750,000	757,973
General Motors Financial Co., Inc., 1.25%, 1/8/2026	1,000,000	1,000,263
General Motors Financial Co., Inc., Class B, 1.50%, 6/10/2026	1,000,000	1,003,711
Harley-Davidson Financial Services, Inc., 4.05%, 2/4/2022(b)	1,575,000	1,604,152
Home Depot, Inc. (The), 0.45%, 3/1/2022 (3MO LIBOR + 31.0bps)	1,200,000	1,202,328
Hyundai Capital America, 3.25%, 9/20/2022(b)	2,080,000	2,139,526
Hyundai Capital America, 2.85%, 11/1/2022(b)	500,000	514,230
Hyundai Capital America, 1.25%, 9/18/2023(b)	500,000	504,563
Hyundai Capital America, 4.30%, 2/1/2024(b)	1,000,000	1,079,722
Hyundai Capital America, 0.88%, 6/14/2024(b)	500,000	499,318
Kia Corp., 1.00%, 4/16/2024(b)	1,000,000	1,007,030
Marriott International, Inc., 3.75%, 3/15/2025	2,000,000	2,157,501
Nissan Motor Acceptance Corp., 3.65%, 9/21/2021(b)	1,000,000	1,004,032

YORKTOWN SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal
	Amount	Fair Value
Nissan Motor Acceptance Corp., 0.84%, 9/28/2022 (3MO LIBOR + 69.0bps)(a),(b)	$2,000,000	$2,004,400
Nissan Motor Acceptance Corp., 0.77%, 3/8/2024 (3MO LIBOR + 64.0bps)(a),(b)	805,000	807,656
Nissan Motor Co. Ltd., 3.04%, 9/15/2023(b)	1,100,000	1,147,114
Nissan Motor Co. Ltd., 3.52%, 9/17/2025(b)	2,000,000	2,146,258
QVC, Inc., 4.38%, 3/15/2023	2,636,000	2,773,849
Toyota Motor Credit Corp., MTN, 0.38%, 1/11/2024 (SOFRRATE + 33.0bps)(a)	1,000,000	1,004,492
		38,219,961
Consumer Staples — 1.59%
7-Eleven, Inc., 0.80%, 2/10/2024(b)	1,000,000	1,000,266
BAT Capital Corp., 1.04%, 8/15/2022 (3MO LIBOR + 65.0bps)(a)	500,000	503,120
Bunge Ltd Finance Corp., 4.35%, 3/15/2024	3,000,000	3,267,689
Mitsubishi Corp., 1.13%, 7/15/2026(b)	500,000	498,880
Viterra Finance BV, 2.00%, 4/21/2026(b)	1,000,000	1,013,913
Walgreen Co., 3.10%, 9/15/2022	1,000,000	1,028,071
Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	2,250,000	2,453,932
		9,765,871
Energy — 0.20%
Chevron Corp., 1.55%, 5/11/2025	1,000,000	1,029,059
Saudi Arabian Oil Co., 1.25%, 11/24/2023(b)	200,000	202,179
		1,231,238
Financials — 40.72%
AerCap Ireland Capital, 3.50%, 1/15/2025	2,000,000	2,128,978
	Principal
	Amount	Fair Value
AIB Group PLC, 4.26%, 4/10/2025 (3MO LIBOR + 187.4bps)(a),(b)	$3,000,000	$3,234,398
AIG Global Funding, 0.65%, 6/17/2024(b)	1,000,000	1,000,484
Air Lease Corp., 2.25%, 1/15/2023	250,000	256,377
Air Lease Corp., MTN, 0.70%, 2/15/2024	1,000,000	997,549
Air Lease Corp., 1.88%, 8/15/2026	500,000	504,950
Allegiance Bank, 5.25%, 12/15/2027 (3MO LIBOR + 303.0bps)(a)	50,000	51,224
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	1,800,000	1,985,414
Ally Financial, Inc., 4.63%, 5/19/2022	2,000,000	2,067,280
Ally Financial, Inc., 3.05%, 6/5/2023	500,000	521,576
Antares Holdings LP, 6.00%, 8/15/2023(b)	3,000,000	3,246,590
Antares Holdings LP, Class B, 3.95%, 7/15/2026	1,500,000	1,594,009
Associated Banc-Corp, 4.25%, 1/15/2025	1,401,000	1,527,520
Athene Global Funding, 4.00%, 1/25/2022(b)	2,000,000	2,036,619
Athene Global Funding, 1.37%, 7/1/2022 (3MO LIBOR + 123.0bps)(a),(b)	2,000,000	2,019,354
Athene Global Funding, 1.20%, 10/13/2023(b)	500,000	506,599
Athene Global Funding, 2.75%, 6/25/2024(b)	1,250,000	1,320,230
Aviation Capital Group LLC, 1.95%, 1/30/2026(b)	1,000,000	1,010,345
Avolon Holdings Funding Ltd., 3.63%, 5/1/2022(b)	1,000,000	1,019,612
Avolon Holdings Funding Ltd., 2.13%, 2/21/2026(b)	1,000,000	1,005,728
Banco Santander Chile, 2.70%, 1/10/2025(b)	150,000	157,022

YORKTOWN SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal
	Amount	Fair Value
Banco Santander SA, 1.24%, 4/12/2023 (3MO LIBOR + 112.0bps)(a)	$1,200,000	$1,216,532
Banco Santander SA, 2.75%, 5/28/2025	1,000,000	1,055,804
Banco Santander SA, 5.18%, 11/19/2025	400,000	457,779
Bank of America Corp., 1.13%, 4/24/2023 (3MO LIBOR + 100.0bps)(a)	2,000,000	2,012,977
Bank of America Corp., MTN, 0.52%, 6/14/2024(a)	500,000	500,225
Bank of America Corp., MTN, 0.79%, 12/1/2026(a)	3,212,000	3,159,015
Bank of Ireland Group PLC, 4.50%, 11/25/2023(b)	3,465,000	3,750,016
Bank of Nova Scotia (The), 1.30%, 6/11/2025	2,000,000	2,033,205
Bank of Nova Scotia (The), 0.60%, 3/2/2026 (SOFRRATE + 54.50bps)(a)	2,000,000	2,001,960
Barclays PLC, 3.68%, 1/10/2023	1,000,000	1,014,166
Barclays PLC, 1.54%, 5/16/2024 (3MO LIBOR + 138.0bps)(a)	1,000,000	1,017,795
Barclays PLC, 4.34%, 5/16/2024 (3MO LIBOR + 140.0bps)	2,000,000	2,128,344
BGC Partners, Inc., 3.75%, 10/1/2024	4,000,000	4,265,978
BPCE SA, 1.36%, 9/12/2023 (3MO LIBOR + 124.0bps)(a),(b)	1,430,000	1,460,191
BPCE SA, 2.38%, 1/14/2025(b)	500,000	522,224
Brighthouse Financial Global Funding, MTN, 0.81%, 4/12/2024 (SOFRRATE +76.0bps)(a),(b)	1,000,000	1,011,013
	Principal
	Amount	Fair Value
Brighthouse Financial Global Funding, 1.55%, 5/24/2026(b)	$1,000,000	$1,018,853
Cadence Bank NA, 6.25%, 6/28/2029(a)	135,000	147,702
Canadian Imperial Bank of Commerce, MTN, 1.75%, 7/28/2022(a)	171,000	172,975
Cantor Fitzgerald LP, 4.88%, 5/1/2024(b)	4,000,000	4,387,896
Capital One Financial Corp., 2.60%, 5/11/2023	1,000,000	1,037,469
Charles Schwab Corp. (The), 0.90%, 3/11/2026	250,000	250,049
Citadel Finance LLC, 3.38%, 3/9/2026(b)	2,000,000	2,033,457
Citadel LP, 5.38%, 1/17/2023(b)	3,704,000	3,915,230
Citigroup, Inc., 0.98%, 5/1/2025	500,000	502,866
Citigroup, Inc., 0.78%, 6/9/2027 (SOFRRATE + 77.0bps)(a)	1,000,000	1,004,425
Citizens Bank NA, 0.95%, 5/26/2022 (3MO LIBOR + 81.0bps)(a)	1,250,000	1,257,792
Citizens Financial Group, Inc., 4.30%, 12/3/2025	3,000,000	3,365,960
CNO Financial Group, Inc., 5.25%, 5/30/2025	3,404,000	3,875,195
Credit Agricole SA, 1.15%, 4/24/2023 (3MO LIBOR + 102.0bps)(a),(b)	1,000,000	1,014,361
Credit Suisse Group AG, 1.36%, 6/12/2024 (3MO LIBOR + 124.0bps)(a),(b)	4,000,000	4,063,539
Customers Bancorp, Inc., 3.95%, 6/30/2022	3,510,000	3,582,404
Customers Bancorp, Inc., 4.50%, 9/25/2024	3,000,000	3,255,626
Danske Bank A/S, 3.00%, 9/20/2022 (3MO LIBOR + 124.9bps)(a),(b)	500,000	501,550

YORKTOWN SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal
	Amount	Fair Value
Danske Bank A/S, 1.18%, 9/12/2023 (3MO LIBOR + 106.0bps)(a),(b)	$2,000,000	$2,020,834
Danske Bank A/S, 3.88%, 9/12/2023(b)	3,000,000	3,193,093
Danske Bank A/S, 1.17%, 12/8/2023(b)	500,000	502,437
Dime Community Bancshares, Inc., 4.50%, 6/15/2027 (3MO LIBOR + 266.0bps)(a)	2,195,000	2,205,276
Drawbridge Special Opportunities Fund LP, 3.88%, 2/15/2026(b)	2,000,000	2,072,825
Eagle Bancorp, Inc., 5.75%, 9/1/2024	610,000	671,104
Eagle Bancorp, Inc., 5.00%, 8/1/2026(a)	840,000	840,000
Enstar Group Ltd., 4.50%, 3/10/2022	3,000,000	3,057,040
Enterprise Financial Services Corp., 4.75%, 11/1/2026(a)	250,000	250,718
Equitable Financial Life Global Funding, 1.40%, 7/7/2025(b)	500,000	508,090
Equitable Financial Life Global Funding, 1.00%, 1/9/2026(b)	500,000	496,801
F&G Global Funding, 1.75%, 6/30/2026(b)	500,000	510,795
Fairfax Financial Holdings, Ltd., 4.88%, 8/13/2024(b)	2,000,000	2,193,484
Fidelity & Guaranty Life Holdings, Inc., Class B, 5.50%, 5/1/2025(b)	3,000,000	3,457,604
First Busey Corp., 3.75%, 5/25/2022	1,750,000	1,787,501
First Horizon National Corp., 3.55%, 5/26/2023	1,000,000	1,050,603
Flushing Financial Corp., 5.25%, 12/15/2026 (3MO LIBOR + 344.0bps)(a)	2,500,000	2,519,313
Fulton Financial Corp., 4.50%, 11/15/2024	333,000	370,336
	Principal
	Amount	Fair Value
GA Global Funding Trust, 1.00%, 4/8/2024(b)	$1,000,000	$1,007,469
GA Global Funding Trust, 1.63%, 1/15/2026(b)	1,000,000	1,020,020
GE Capital International Funding Co., 3.37%, 11/15/2025	200,000	219,633
Goldman Sachs Group, Inc. (The), 0.86%, 3/9/2027 (SOFRRATE + 81.0bps)(a)	1,000,000	1,001,504
Hilltop Holdings, Inc., 5.00%, 4/15/2025	400,000	427,054
Home Bancshares, Inc., 5.63%, 4/15/2027 (3MO LIBOR + 357.5bps)(a)	572,000	589,247
HSBC Holdings PLC, 4.25%, 3/14/2024	1,000,000	1,081,658
HSBC Holdings PLC, 1.16%, 5/18/2024 (3MO LIBOR + 100.0bps)(a)	1,000,000	1,013,378
HSBC Holdings PLC, 4.25%, 8/18/2025	1,313,000	1,457,866
HSBC Holdings PLC, 1.50%, 9/12/2026 (3MO LIBOR + 138.0bps)(a)	1,500,000	1,548,731
Huntington Bancshares, Inc., 2.63%, 8/6/2024	1,000,000	1,056,050
Infinity Property & Casualty Corp., 5.00%, 9/19/2022	2,000,000	2,092,946
ING Groep NV, 1.06%, 4/1/2027 (SOFRRATE + 101.0bps)(a)	2,000,000	2,019,916
Intesa Sanpaolo SpA, 3.38%, 1/12/2023(b)	4,000,000	4,157,115
Intesa Sanpaolo SpA, 3.25%, 9/23/2024(b)	4,000,000	4,262,020
Jackson National Life Global Funding, 0.88%, 6/27/2022 (3MO LIBOR + 73.0bps)(a),(b)	1,000,000	1,005,698

YORKTOWN SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal
	Amount	Fair Value
JPMorgan Chase & Co., 1.51%, 6/1/2024 (SOFRRATE + 145.5bps)	$500,000	$509,878
JPMorgan Chase & Co., 0.94%, 4/22/2027 (SOFRRATE + 88.5bps)(a)	2,000,000	2,028,639
JPMorgan Chase & Co., MTN, 1.96%, 6/22/2028(a)	365,000	365,642
Kemper Corp., 4.35%, 2/15/2025	2,000,000	2,194,992
KeyCorp Capital, 0.89%, 7/1/2028 (3MO LIBOR + 74.0bps)(a)	1,000,000	951,317
Lakeland Bancorp, Inc., 5.13%, 9/30/2026(a)	1,250,000	1,254,354
Lloyds Banking Group PLC, 2.86%, 3/17/2023 (3MO LIBOR + 124.9bps)(a)	2,000,000	2,030,887
Lloyds Banking Group PLC, 1.33%, 6/15/2023 (H15T1Y + 110.0bps)(a)	500,000	503,778
Lloyds Banking Group PLC, 2.91%, 11/7/2023 (3MO LIBOR + 81.0bps)(a)	3,000,000	3,090,470
Lloyds Banking Group PLC, 4.58%, 12/10/2025(b)	250,000	281,922
Macquarie Bank Ltd., 1.16%, 11/28/2023 (3MO LIBOR + 102.0bps)(a),(b)	2,651,000	2,677,241
Macquarie Bank Ltd., 4.88%, 6/10/2025(b)	285,000	320,247
Macquarie Group Ltd., 1.50%, 3/27/2024 (3MO LIBOR + 135.0bps)(a),(b)	2,000,000	2,033,937
Metropolitan Life Global Funding I, 0.62%, 1/13/2023 (SOFRRATE + 57.0bps)(b)	500,000	503,427
	Principal
	Amount	Fair Value
Metropolitan Life Global Funding I, 0.37%, 1/7/2024 (SOFRRATE + 32.0bps)(a),(b)	$1,000,000	$1,003,072
Mitsubishi UFJ Financial Group, Inc., 1.41%, 7/17/2025	1,000,000	1,016,142
Mitsubishi UFJ Financial Group, Inc., 0.95%, 7/19/2025(a)	1,000,000	1,006,418
Mizuho Financial Group, Inc., 0.97%, 7/16/2023 (3MO LIBOR + 84.0bps)(a)	975,000	981,145
Nationwide Building Society, 3.62%, 4/26/2023 (3MO LIBOR + 181.1bps)(a),(b)	3,000,000	3,069,802
Nationwide Mutual Insurance Co., 2.41%, 12/15/2024 (3MO LIBOR + 229.0bps)(a),(b)	3,245,000	3,248,509
NatWest Markets PLC, 1.71%, 9/29/2022 (3MO LIBOR + 140.0bps)(a),(b)	1,000,000	1,016,439
New York Life Global Funding, 0.56%, 7/12/2022 (3MO LIBOR + 44.0bps)(a),(b)	2,360,000	2,369,880
New York Life Global Funding, 0.27%, 2/2/2023 (SOFRRATE + 22.0bps)(a),(b)	1,000,000	1,001,705
Nomura Holdings, Inc., 1.65%, 7/14/2026	1,000,000	1,006,011
Nordea Bank Abp, 1.08%, 8/30/2023 (3MO LIBOR + 94.0bps)(a),(b)	1,000,000	1,015,195
Pacific Premier Bancorp, Inc., 5.75%, 9/3/2024	1,700,000	1,871,416
Park Aerospace Holdings Ltd., 4.50%, 3/15/2023(b)	2,500,000	2,627,363
Pershing Square Holdings Ltd., 5.50%, 7/15/2022(b)	3,000,000	3,114,244

YORKTOWN SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal
	Amount	Fair Value
Pinnacle Financial Partners, Inc., 5.25%, 11/16/2026 (3MO LIBOR + 388.4bps)(a),(b)	$255,000	$256,512
Principal Life Global Funding II, 1.25%, 6/23/2025(b)	1,000,000	1,011,757
Protective Life Global Funding, 1.08%, 6/9/2023(b)	500,000	507,099
Reliance Standard Life Global Funding II, 2.15%, 1/21/2023(b)	500,000	512,329
Reliance Standard Life Global Funding II, 2.50%, 10/30/2024(b)	500,000	523,430
Royal Bank of Scotland Group PLC, 3.50%, 5/15/2023	2,000,000	2,047,280
Royal Bank of Scotland Group PLC, 5.13%, 5/28/2024	1,000,000	1,111,162
Royal Bank of Scotland Group PLC, 1.70%, 6/25/2024 (3MO LIBOR + 155.0bps)(a)	3,000,000	3,066,810
Santander Holdings USA, Inc., 3.50%, 6/7/2024	2,500,000	2,677,148
Santander UK PLC, 5.00%, 11/7/2023(b)	1,000,000	1,087,600
Security Benefit Global Funding, MTN, 1.25%, 5/17/2024(b)	1,000,000	1,003,799
Simmons First National Corp., 5.00%, 4/1/2028 (3MO LIBOR + 215.0bps)(a)	2,826,000	2,966,757
Societe Generale SA, 5.00%, 1/17/2024(b)	3,345,000	3,636,848
Societe Generale SA, 4.25%, 4/14/2025(b)	3,000,000	3,280,314
Societe Generale SA, MTN, 1.79%, 6/9/2027(a),(b)	500,000	502,336
Southside Bancshares, Inc., 5.50%, 9/30/2026 (3MO LIBOR + 429.7bps)(a)	1,120,000	1,125,174
	Principal
	Amount	Fair Value
Spend Life Wisely Co., Inc., 5.88%, 3/15/2027 (3MO LIBOR + 374.2bps)(a),(b)	$1,000,000	$1,018,931
Standard Chartered PLC, 3.95%, 1/11/2023	1,250,000	1,301,221
Standard Chartered PLC, 3.95%, 1/11/2023(b)	2,000,000	2,081,953
Standard Chartered PLC, 4.25%, 1/20/2023 (3MO LIBOR + 115.0bps)(a),(b)	2,000,000	2,035,269
Stifel Financial Corp., 4.25%, 7/18/2024	3,000,000	3,296,700
Sumitomo Mitsui Financial Group, Inc., 0.93%, 10/16/2023 (3MO LIBOR + 80.0bps)(a)	1,000,000	1,013,568
Sumitomo Mitsui Financial Group, Inc., 1.47%, 7/8/2025	500,000	508,368
Sumitomo Mitsui Trust Bank Ltd., MTN, 0.85%, 3/25/2024(b)	1,000,000	1,005,225
SunTrust Bank, 3.20%, 4/1/2024	1,000,000	1,070,092
Synchrony Financial, 4.38%, 3/19/2024	3,000,000	3,268,878
Synovus Bank, 2.29%, 2/10/2023 (SOFRRATE + 945.0bps)(a)	250,000	251,721
TCF National Bank, 6.25%, 6/8/2022	1,000,000	1,040,719
Truist Bank, 0.83%, 5/15/2027(a)	1,500,000	1,464,837
UBS Group AG, 1.01%, 7/30/2024 (H15TY + 83.0bps)(a),(b)	1,000,000	1,007,712
UniCredit SpA, 6.57%, 1/14/2022(b)	2,000,000	2,051,297
UniCredit SpA, 3.75%, 4/12/2022(b)	4,500,000	4,596,275
United Financial Bancorp, Inc., 5.75%, 10/1/2024	2,100,000	2,352,828
Valley National Bancorp, 5.13%, 9/27/2023	1,030,000	1,121,251

YORKTOWN SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal
	Amount	Fair Value
Valley National Bancorp, 5.25%, 6/15/2030 (SOFRRATE + 514.0bps)(a)	$70,000	$76,095
Webster Financial Corp., 4.38%, 2/15/2024	3,000,000	3,213,965
Wells Fargo & Co., 0.63%, 1/15/2027 (3MO LIBOR + 50.0bps)	2,000,000	1,931,433
WT Holdings, Inc., 7.00%, 4/30/2023(b)	3,000,000	3,120,263
		250,093,618
Health Care — 1.92%
Blue Cross & Blue Shield of Minnesota, 3.79%, 5/1/2025(b)	661,000	697,754
HCA, Inc., 5.00%, 3/15/2024	2,000,000	2,213,410
Highmark, Inc., 1.45%, 5/10/2026(b)	500,000	504,500
Humana, Inc., 0.65%, 8/3/2023	1,000,000	1,000,230
Perrigo Co. PLC, 4.00%, 11/15/2023	3,000,000	3,138,841
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	2,250,000	2,418,364
Universal Health Services, Inc., 5.00%, 6/1/2026(b)	1,270,000	1,305,376
Upjohn, Inc., 1.65%, 6/22/2025(b)	500,000	509,311
		11,787,786
Industrials — 4.04%
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 5/15/2025(b)	1,252,470	1,293,411
Air Canada Pass Through Trust, Series 2017-1, Class B, 3.70%, 7/15/2026(b)	706,349	693,516
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 10/1/2026	1,412,566	1,440,372
	Principal
	Amount	Fair Value
American Airlines, Inc. Pass Through Trust, Series 2014-1, Class B, 4.38%, 10/1/2022	$57,311	$57,227
Boeing Co. (The), 4.51%, 5/1/2023	1,000,000	1,062,896
Boeing Co. (The), 1.43%, 2/4/2024	1,100,000	1,102,994
Boeing Co. (The), 7.95%, 8/15/2024	1,472,000	1,768,388
Boeing Co. (The), 2.20%, 2/4/2026	1,000,000	1,009,272
Caterpillar Financial Services Corp., 0.72%, 6/6/2022 (3MO LIBOR + 59.0bps)(a)	650,000	653,026
CNH Industrial Capital LLC, 1.88%, 1/15/2026	250,000	256,816
Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.98%, 4/19/2022	1,566,532	1,596,725
Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.90%, 4/19/2022	507,471	513,855
Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.25%, 7/30/2023	75,907	77,899
General Electric Co., MTN, 0.56%, 5/5/2026 (3MO LIBOR + 38.0bps)(a)	975,000	962,817
nVent Finance SARL, 3.95%, 4/15/2023	1,075,000	1,125,380
PACCAR Financial Corp., MTN, 1.10%, 5/11/2026	500,000	503,592
Penske Truck Leasing Co. LP, 1.20%, 11/15/2025(b)	1,000,000	998,242
Penske Truck Leasing Co. LP, 1.70%, 6/15/2026(b)	1,000,000	1,014,832
Triton Container International Ltd., 0.80%, 8/1/2023(b)	555,000	554,967

YORKTOWN SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal
	Amount	Fair Value
Triton Container International Ltd., 1.15%, 6/7/2024(b)	$1,000,000	$1,003,167
Triton Container International Ltd., 2.05%, 4/15/2026(b)	1,000,000	1,015,608
United Airlines Pass Through Trust, Series 2014-1, Class B, 4.75%, 4/11/2022	109,437	111,095
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/2026	934,250	977,459
United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, 7/7/2028	788,939	810,957
United Parcel Service, Inc., 0.60%, 4/1/2023 (3MO LIBOR + 45.0bps)(a)	2,030,000	2,041,808
US Airways Pass Through Trust, Series 2012-2, Class A, 4.63%, 6/3/2025	51,903	52,597
US Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/2025	1,090,663	1,104,088
Vontier Corp., 1.80%, 4/1/2026(b)	1,000,000	1,006,047
		24,809,053
Materials — 1.10%
Berry Global, Inc., 0.95%, 2/15/2024(b)	1,000,000	1,003,750
Berry Global, Inc., 1.57%, 1/15/2026(b)	1,000,000	1,008,030
Berry Global, Inc., 1.65%, 1/15/2027(b)	1,190,000	1,192,898
Glencore Funding LLC, 1.63%, 4/27/2026(b)	1,000,000	1,008,500
Graphic Packaging International LLC, 1.51%, 4/15/2026(b)	1,000,000	1,004,436
Silgan Holdings, Inc., 1.40%, 4/1/2026(b)	1,000,000	996,360
Syngenta Finance NV, 3.13%, 3/28/2022	500,000	506,802
		6,720,776
	Principal
	Amount	Fair Value
Real Estate — 0.50% American Tower Corp., 1.60%, 4/15/2026	$500,000	$507,921
SBA Tower Trust, Series 2019-1, Class C, 2.84%, 1/15/2025(b)	1,500,000	1,566,575
SBA Tower Trust, 1.63%, 5/15/2051(b)	1,000,000	1,013,599
		3,088,095
Technology — 4.34%
Arrow Electronic, Inc., 4.00%, 4/1/2025	1,000,000	1,091,734
Broadcom, Inc., 3.63%, 10/15/2024	2,000,000	2,170,320
Broadcom, Inc., 4.25%, 4/15/2026	80,000	89,903
Dell International LLC/ EMC Corp., 5.45%, 6/15/2023(b)	1,000,000	1,081,235
Dell International LLC/EMC Corp., 4.00%, 7/15/2024	2,700,000	2,932,401
Global Payments, Inc., 1.20%, 3/1/2026	500,000	499,864
HP, Inc., 2.20%, 6/17/2025	1,000,000	1,041,104
HP, Inc., 1.45%, 6/17/2026(b)	500,000	500,125
Jabil, Inc., 1.70%, 4/15/2026	1,000,000	1,015,106
Juniper Networks, Inc., 1.20%, 12/10/2025	500,000	501,298
Leidos, Inc., 2.95%, 5/15/2023	1,725,000	1,796,885
Marvell Technology, Inc., 1.65%, 4/15/2026(b)	500,000	504,247
Microchip Technology, Inc., 2.67%, 9/1/2023	1,000,000	1,039,078
Microchip Technology, Inc., 0.97%, 2/15/2024(b)	1,000,000	1,002,280
Microchip Technology, Inc., 0.98%, 9/1/2024(b)	1,000,000	999,073
Oracle Corp., 1.65%, 3/25/2026	500,000	509,695
Seagate HDD Cayman, 4.88%, 3/1/2024	1,610,000	1,750,690
Seagate HDD Cayman, 4.75%, 1/1/2025	2,622,000	2,897,310

YORKTOWN SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal
	Amount	Fair Value
VMware, Inc., 1.00%, 8/15/2024	$500,000	$501,676
Western Union Co. (The), 2.85%, 1/10/2025	3,000,000	3,185,416
Western Union Co. (The), 1.35%, 3/15/2026	1,000,000	1,001,420
Wipro IT Services LLC, 1.50%, 6/23/2026(b)	500,000	502,860
		26,613,720
Utilities — 1.27% AES Corp. (The), 1.38%, 1/15/2026(b)	500,000	499,679
Enel Finance International NV, 2.65%, 9/10/2024	1,000,000	1,058,674
NextEra Energy Capital Holdings, Inc., 0.59%, 3/1/2023 (SOFRRATE + 54.0bps)	500,000	502,513
Pacific Gas and Electric Co., 1.53%, 11/15/2021 (3MO LIBOR + 137.5bps)(a)	525,000	525,596
Pacific Gas and Electric Co., 1.75%, 6/16/2022	1,000,000	998,825
Pacific Gas and Electric Co., 1.37%, 3/10/2023	2,000,000	1,998,976
Pinnacle West Capital Corp., 1.30%, 6/15/2025	2,000,000	2,025,896
PPL Electric Utilities Corp., 0.38%, 6/24/2024 (SOFRRATE + 33.0bps)	200,000	200,092
		7,810,251
Total Corporate Bonds and Notes (Cost $375,309,196)		385,868,245
ASSET BACKED SECURITIES — 26.03%
321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 0.27%, 12/15/2041 (1MO LIBOR + 20.0bps)(a),(b)	290,102	288,919
	Principal
	Amount	Fair Value
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 0.27%, 3/15/2042 (1MO LIBOR + 20.0bps)(a),(b)	$2,791,275	$2,703,289
321 Henderson Receivables I LLC, Series 2004-A, Class A1, 0.42%, 9/15/2045 (1MO LIBOR + 35.0bps)(a),(b)	501,751	494,974
ACC Trust, Series 2019-2, Class A, 2.82%, 4/20/2022(b)	230,605	231,599
ACC Trust, Series 2021-1, Class B, 1.43%, 7/22/2024(b)	1,000,000	1,005,871
Access Group, Inc., Series 2013-1, Class A, 0.59%, 2/25/2036 (1MO LIBOR + 5.0bps)(a),(b)	435,100	431,650
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 12/10/2021(b)	1,250,000	1,288,485
American Credit Acceptance Receivables Trust, Series 2018-2, Class D, 4.07%, 7/10/2024(b)	2,268,383	2,305,587
American Credit Acceptance Receivables Trust, Series 2018-3, Class D, 4.14%, 10/15/2024(b)	192,322	194,364
American Credit Acceptance Receivables Trust, Series 2021-2, Class D, 1.34%, 11/13/2024(b)	1,250,000	1,257,513
American Credit Acceptance Receivables Trust, Series 2020-1, Class D, 2.39%, 3/13/2026(b)	2,500,000	2,562,269

YORKTOWN SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal
	Amount	Fair Value
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85%, 6/15/2026(b)	$1,000,000	$1,017,962
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%, 12/19/2022	300,000	311,531
AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.99%, 6/18/2025	3,000,000	3,119,319
Amur Equipment Finance Receivables VIII LLC, Series 2020-1A, Class A2, 1.68%, 8/20/2025(b)	151,685	152,959
Applebee’s/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/5/2024(b)	1,985,000	2,040,686
Bank of the West Auto Trust, Series 2017-1, Class B, 2.62%, 11/15/2023(b)	1,400,000	1,415,147
BHG Securitization Trust, Series 2021-A, Class A, 1.42%, 11/17/2033(b)	946,310	948,697
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10, 0.32%, 6/25/2026(a)	982,304	981,138
Brazos Student Finance Corp., Series 2009-1, Class AS, 2.70%, 12/27/2039 (3MO LIBOR + 250.0bps)(a),(b)	187,998	191,677
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.09%, 3/15/2023(b)	1,000,000	1,012,600
Canadian Pacer Auto Receivables Trust, Series 2019-1A, Class B, 3.16%, 10/21/2024(b)	1,360,000	1,404,328
	Principal
	Amount	Fair Value
CarMax Auto Owner Trust, Series 2020-4, Class D, 1.75%, 4/15/2027	$1,000,000	$1,016,702
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/2027	300,000	300,080
CarMax Auto Owner Trust, Series 2021-2, Class D, 1.55%, 10/15/2027	1,000,000	1,015,357
CarMax Auto Owner Trust, Series 2021-3, Class D, 1.50%, 1/18/2028	750,000	751,055
Carvana Auto Receivables Trust, Series 2019-3A, Class D, 3.04%, 12/15/2023(b)	2,000,000	2,068,553
Carvana Auto Receivables Trust, Series 2019-4A, Class D, 3.07%, 3/15/2024(b)	1,961,000	2,037,860
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/2025(a),(b)	3,380,000	3,496,530
Carvana Auto Receivables Trust, Series 2020-N1A, Class C, 2.45%, 6/16/2025(b)	3,000,000	3,074,513
Carvana Auto Receivables Trust, Series 2020-P1, Class D, 1.82%, 9/8/2027	1,000,000	1,015,359
Carvana Auto Receivables Trust, Series 2021-N2, Class D, 1.27%, 3/10/2028	1,000,000	1,002,677
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/2026(b)	1,750,000	1,803,380
CCG Receivables Trust, Series 2019-2, Class C, 2.89%, 3/15/2027(b)	1,000,000	1,025,567

YORKTOWN SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal
	Amount	Fair Value
CCG Receivables Trust, Series 2020-1, Class D, 2.68%, 12/14/2027(b)	$2,500,000	$2,550,433
CLI Funding LLC, Series 2020-1A, Class A, 2.08%, 9/18/2045(b)	1,813,333	1,837,402
CLI Funding LLC, Series 2020-3X, Class A, 2.07%, 10/18/2045	180,833	183,271
Conn’s Receivables Funding LLC, Series 2020-A, Class A, 1.71%, 7/15/2022(b)	85,427	85,525
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class A, 2.24%, 12/15/2028(b)	500,000	501,244
CPS Auto Receivables Trust, Series 2017-C, Class D, 3.79%, 6/15/2023(b)	155,376	156,472
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30%, 4/15/2026(b)	1,000,000	1,024,747
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.94%, 12/15/2022(b)	115,000	118,217
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class C, 4.16%, 9/15/2027(b)	2,845,264	2,857,691
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/2029(b)	1,500,000	1,545,193
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.28%, 2/15/2030(b)	1,050,000	1,076,109
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63%, 9/16/2030(b)	500,000	506,675
Crossroads Asset Trust, Series 2021-A, Class C, 1.44%, 3/20/2024(b)	625,000	626,986
	Principal
	Amount	Fair Value
Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 6/20/2024(b)	$500,000	$500,364
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/2026(b)	500,000	509,393
Dividend Solar Loans LLC, Series 2017- 1, Class B, 5.25%, 3/22/2038(b)	1,321,478	1,428,765
Dividend Solar Loans LLC, Series 2018- 1, Class A, 2.61%, 7/20/2038(b)	237,563	238,809
Drive Auto Receivables Trust, Series 2018-5, Class D, 4.30%, 8/15/2022	100,000	104,047
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18%, 3/15/2023	420,000	435,233
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70%, 10/16/2023	110,000	113,210
Drive Auto Receivables Trust, Series 2018-2, Class D, 4.14%, 8/15/2024	595,424	606,834
Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 6/15/2026	85,000	87,995
DT Auto Owner Trust, Series 2019-4A, Class D, 2.85%, 6/15/2023(b)	500,000	517,613
DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, 3/15/2024(b)	2,114,160	2,147,449
DT Auto Owner Trust, Series 2019-2A, Class D, 3.48%, 2/18/2025(b)	1,000,000	1,030,098
DT Auto Owner Trust, Series 2020-2A, Class C, 3.28%, 3/16/2026(b)	500,000	520,563

YORKTOWN SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal
	Amount	Fair Value
ECMC Group Student Loan Trust, Series 2018-2A, Class A, 0.89%, 9/25/2030 (1MO LIBOR + 80.0bps)(a),(b)	$385,374	$388,749
Edsouth Indenture No. 6 LLC, Series 2014- 2, Class A, 0.77%, 5/25/2039(a),(b)	490,290	487,962
Encina Equipment Finance LLC, Series 2021-1A, Class C, 1.39%, 6/15/2027(b)	500,000	501,899
Evergreen Credit Card Trust, Series 2019-3,Class B, 2.36%, 10/16/2023(b)	1,641,000	1,646,940
Evergreen Credit Card Trust, Series 2019-2,Class C, 2.62%, 9/15/2024(b)	500,000	510,321
Exeter Automobile Receivables Trust, Series 2018-4A, Class D, 4.35%, 11/15/2022(b)	355,000	366,672
Exeter Automobile Receivables Trust, Series 2019-1A, Class D, 4.13%, 2/15/2023(b)	325,000	335,554
Exeter Automobile Receivables Trust, Series 2018-3A, Class C, 3.71%, 6/15/2023(b)	15,906	15,927
Exeter Automobile Receivables Trust, Series 2020-2A, Class D, 4.73%, 4/15/2024(b)	70,000	74,952
Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.08%, 1/15/2025	500,000	501,577
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71%, 3/17/2025(b)	2,000,000	2,071,742
Fair Square Issuance Trust, Series 2020- AA, Class A, 2.90%, 1/20/2023(b)	2,000,000	2,019,708

	Principal
	Amount	Fair Value
Financial Institution Note Securitization Ltd., Series 2019- 1A, Class A, 3.90%, 7/17/2034(a),(b)	$2,000,000	$2,025,000
First Investors Auto Owner Trust, Series 2019-2A, Class D, 2.80%, 10/16/2023(b)	1,460,000	1,500,609
First Investors Auto Owner Trust, Series 2017-3A, Class D, 3.44%, 3/15/2024(b)	2,777,000	2,829,781
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62%, 3/15/2027(b)	500,000	505,586
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 10/16/2023(b)	305,000	319,311
Flagship Credit Auto Trust, Series 2020-2, Class C, 3.80%, 10/16/2023(b)	250,000	262,361
Flagship Credit Auto Trust, Series 2018-1, Class C, 3.39%, 1/16/2024(b)	146,811	148,233
Flagship Credit Auto Trust, Series 2018-3, Class C, 3.79%, 12/16/2024(b)	3,000,000	3,066,428
Flagship Credit Auto Trust, Series 2019-3, Class C, 2.74%, 10/15/2025(b)	260,000	268,439
Ford Credit Auto Owner Trust, Series 2021-1, Class D, 2.31%, 4/15/2026(b)	1,272,000	1,287,906
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D, 3.27%, 6/16/2025(b)	750,000	774,043
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class D, 2.60%, 1/15/2026(b)	500,000	514,525

YORKTOWN SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal
	Amount	Fair Value
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D, 1.32%, 3/15/2027(b)	$550,000	$549,392
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.92%, 9/15/2027(b)	1,500,000	1,507,856
GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/2046(b)	991,667	1,003,901
Global SC Finance Srl, Series 2020-2A, Class A, 2.26%, 3/18/2030(b)	920,924	937,491
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class B, 2.72%, 8/15/2022(b)	3,000,000	3,037,428
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class C, 2.72%, 11/15/2023(b)	1,500,000	1,543,143
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class C, 3.54%, 2/18/2025(b)	2,000,000	2,075,177
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class C, 3.06%, 8/15/2025(b)	1,000,000	1,035,936
GM Financial Consumer Automobile Trust, Series 2020-3, Class D, 1.91%, 9/16/2027	500,000	514,813
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052(b)	47,033	50,147
Goodgreen Trust, Series 2017-2A, Class A,3.26%, 10/15/2053(b)	105,133	110,424
Goodgreen Trust, Series 2021-1A, Class A, 2.66%, 10/15/2056(b)	288,838	294,447
Helios Issuer LLC, Series 2021-A, Class A, 1.80%, 2/22/2028(b)	475,094	481,684

	Principal
	Amount	Fair Value
HERO Funding Trust, Series 2017-1A, Class A2, 4.46%, 9/20/2047(b)	$55,667	$58,717
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/2024(b)	1,000,000	1,005,936
Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.60%, 12/15/2026	1,000,000	1,023,605
Instar Leasing III LLC, Series 2021-1A, Class A, 2.30%, 2/15/2054(b)	488,869	499,108
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.25%, 2/28/2051(b)	489,392	498,437
KnowledgeWorks Foundation, Series 2010-1, Class A, 1.10%, 8/25/2027 (3MO LIBOR + 95.0bps)(a)	558,863	561,114
Kubota Credit Owner Trust, Series 2019-1A, Class A4, 2.50%, 3/16/2026(b)	2,000,000	2,071,141
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.20%, 12/20/2035(b)	925,152	942,450
Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.98%, 1/15/2045(b)	179,163	182,015
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045(b)	2,940,571	2,999,214
Marlin Receivables LLC, Series 2018-1A, Class D, 3.99%, 7/20/2023(b)	911,000	911,731
Master Credit Card Trust II, Series 2020-1A, Class C, 2.59%, 3/21/2023(b)	1,000,000	1,028,090
Nelnet Student Loan Trust, Series 2021-A, APT1, 1.36%, 4/20/2062(b)	968,074	972,855

YORKTOWN SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal
	Amount	Fair Value
Northstar Education Finance, Inc., Series 2007-1, Class A2, 0.93%, 1/29/2046 (3MO LIBOR + 75.0bps)(a)	$417,880	$417,999
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class ABR3, 1.35%, 2/14/2031(a),(b)	1,000,000	998,404
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class B, 3.71%, 4/14/2025(b)	825,000	832,016
Pawnee Equipment Receivables LLC, Series 2019-1, Class C,2.61%, 8/15/2023(b)	1,000,000	993,484
Pawnee Equipment Receivables LLC, Series 2019-1, Class D, 2.86%, 10/15/2024(b)	1,180,000	1,164,343
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/2026(b)	1,000,000	1,012,680
Pawnee Equipment Receivables LLC, Series 2020-1, Class C, 2.24%, 2/17/2026(b)	750,000	760,472
PFS Financing Corp., Series 2021-A, Class B, 0.96%, 4/15/2024(b)	1,000,000	1,003,650
PFS Financing Corp., Series 2019-C, Class B, 2.42%, 10/15/2024(b)	1,000,000	1,022,187
PFS Financing Corp., Series 2020-E, Class A, 1.00%, 10/15/2025(b)	750,000	758,160
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, 9/5/2025(b)	933,600	970,267
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.26%, 9/5/2048(b)	262,575	264,562

	Principal
	Amount	Fair Value
Purchasing Power Funding LLC, Series 2021-A, Class A, 1.57%, 10/15/2025(b)	$2,000,000	$2,011,676
Santander Drive Auto Receivables Trust, Series 2018-1, Class D, 3.32%, 1/18/2022	43,381	43,815
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11%, 1/15/2024	70,000	73,449
Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.22%, 6/15/2024	50,000	51,292
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64%, 9/16/2024	100,000	101,762
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46%, 9/15/2025	1,000,000	1,011,170
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48%, 1/15/2027	250,000	253,958
Santander Revolving Auto Loan Trust, Series 2019-A, Class D, 3.45%, 1/26/2032(b)	1,000,000	1,053,177
SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/2026(b)	675,000	693,088
SCF Equipment Leasing LLC, Series 2021-1A, Class C, 1.54%, 2/2/2030(b)	200,000	198,438
SLM Private Credit Student Loan Trust, Series 2005-A, Class A4, 0.43%, 12/15/2038(a)	361,740	351,233
SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 0.41%, 6/15/2039(a)	148,395	144,482

YORKTOWN SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal
	Amount	Fair Value
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.43%, 2/17/2032(b)	$40,817	$41,871
SMB Private Education Loan Trust, Series 2017-A, Class A2A, 2.88%, 9/15/2034(b)	115,597	119,206
Solarcity LMC Series VI LLC, Series 2016-A, Class B, 6.85%, 3/21/2022(b)	2,570,806	2,643,767
Sunrun Vulcan Issuer LLC, Series 2021- A, Class A, 2.46%, 7/31/2028(b)	2,000,000	2,023,496
TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, 9/20/2045(b)	1,197,200	1,216,525
Textainer Marine Containers Ltd., Series 2020-1A, Class A, 2.73%, 8/21/2045(b)	2,261,429	2,309,451
TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, 2/20/2046(b)	961,250	959,831
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/2033(b)	1,000,000	1,023,388
Transportation Finance Equipment Trust, Series 2019-1, Class D, 2.57%, 1/25/2027(b)	1,500,000	1,518,485
Trinity Rail Leasing LLC, Series 2020-2A, Class A1, 1.83%, 11/19/2027(b)	1,756,080	1,795,321
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/2049(b)	685,000	713,185
Trinity Rail Leasing LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051(b)	1,000,000	1,018,759
United Auto Credit Securitization Trust, Series 2020-1, Class C, 2.15%, 2/10/2025(b)	1,000,000	1,008,875

	Principal
	Amount	Fair Value
Vivint Solar Financing VII LLC, Series 2020-1A, Class B, 3.22%, 1/30/2029(b)	$1,222,370	$1,255,568
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 9/15/2026(b)	108,675	116,695
Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.53%, 5/15/2023(b)	3,032,350	3,051,202
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/2023(b)	3,825,000	3,873,632
Westlake Automobile Receivables Trust, Series 2019-2A, Class D, 3.20%, 11/15/2024(b)	1,500,000	1,542,284
Westlake Automobile Receivables Trust, Series 2020-1A, Class C, 2.52%, 4/15/2025(b)	100,000	102,270
Westlake Automobile Receivables Trust, Series 2020-1A, Class D, 2.80%, 6/16/2025(b)	2,000,000	2,072,292
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65%, 2/17/2026(b)	1,000,000	1,017,054
World Financial Network Credit Card Master Trust, Series 2019-B, Class A, 2.49%, 4/15/2026	250,000	255,016
World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.21%, 7/15/2026	391,000	399,882

Total Asset Backed Securities (Cost $157,476,300)		159,862,831

YORKTOWN SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal
	Amount	Fair Value
U.S. GOVERNMENT & AGENCIES — 4.91%
Fannie Mae, Pool #MA4023, 3.50%, 1/1/2035	$1,193,932	$1,268,442
Fannie Mae, Pool #MA4038, 3.00%, 4/1/2035	259,232	269,732
Fannie Mae, Pool #BK2992, 2.00%, 8/1/2035	943,117	982,491
Fannie Mae, Pool #CA7166, 2.00%, 9/1/2035	904,726	942,328
Fannie Mae, Pool #MA4364, 2.00%, 5/1/2041	991,306	1,015,872
Fannie Mae, Pool #BQ0144, 2.50%, 3/1/2050	789,349	822,662
Fannie Mae, Pool #CA6951, 2.50%, 9/1/2050	903,582	944,737
Fannie Mae, Pool #BQ1367, 2.50%, 9/1/2050	911,728	955,298
Fannie Mae, Pool #CA7118, 2.50%, 9/1/2050	777,091	800,342
Fannie Mae, Pool #CA7245, 2.00%, 10/1/2050	908,879	920,168
Fannie Mae, Pool #MA4191, 2.00%, 11/1/2050	1,844,131	1,865,310
Fannie Mae, Pool #MA4190, 2.50%, 11/1/2050	903,508	930,479
Fannie Mae, Pool #FM5316, 2.00%, 12/1/2050	1,970,734	2,011,114
Fannie Mae, Pool #MA4235, 2.00%, 1/1/2051	958,064	969,968
Fannie Mae, Pool #BR4529, 2.00%, 2/1/2051	988,496	1,012,142
Fannie Mae, Pool #BR4051, 2.00%, 2/1/2051	981,734	1,003,029

	Principal
	Amount	Fair Value
Federal Farm Credit Bank, 2.07%, 12/21/2040	$500,000	$487,901
Federal Farm Credit Banks Funding Corp., 2.49%, 5/19/2036	1,000,000	1,014,200
Federal Home Loan Bank, 2.00%, 2/25/2036	1,000,000	994,733
Federal Home Loan Mortgage Corp. MTN, 1.55%, 7/21/2032	1,000,000	987,700
Freddie Mac, Pool #RB5111, 2.00%, 5/1/2041	986,911	1,015,742
Freddie Mac, Pool #RE6076, 2.00%, 12/1/2050	933,356	945,003
Freddie Mac, Pool #RE6081, 2.00%, 1/1/2051	949,997	960,965
Freddie Mac, Pool #RE6085, 1.50%, 2/1/2051	1,947,581	1,908,574
Freddie Mac, Pool #QC3907, 2.50%, 7/1/2051	2,000,000	2,093,026
UMBS Fannie Mae Pool, 2.50%, 2/1/2041	942,959	986,658
UMBS Fannie Mae Pool, 2.50%, 9/1/2050	965,335	1,024,735
UMBS Fannie Mae Pool, 3.00%, 5/1/2051	988,153	1,042,895

Total U.S. Government & Agencies (Cost $30,335,583)		30,176,246

COLLATERALIZED LOAN OBLIGATIONS — 4.74%
Aimco CLO 12 Ltd., Series 2020-12A, Class X, 1.13%, 1/17/2032 (3MO LIBOR + 100.0bps)(a),(b)	2,000,000	1,999,998
AMMC CLO 15 Ltd., Series 2014-15A, Class AXRR, 1.08%, 1/15/2032 (3MO LIBOR + 95.0bps)(a),(b)	1,250,000	1,250,000

YORKTOWN SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal
	Amount	Fair Value
Apidos CLO XX, Series 2015-20A, Class A1RA, 1.28%, 7/16/2031 (3MO LIBOR + 110.0bps)(a),(b)	$3,000,000	$3,010,026
ArrowMark Colorado Holdings, Series 2017-6A, Class A2, 1.58%, 7/15/2029 (3MO LIBOR + 145.0bps)(a),(b)	1,000,000	995,210
Carlyle Global Market Strategies CLO Ltd., Series 2017-1A, Class A1R, 1.13%, 4/20/2031(a),(b)	1,000,000	999,999
Carlyle US CLO Ltd., Series 2020-2A, Class A1A, 1.50%, 10/25/2031(a)	1,000,000	1,003,698
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A2, 1.26%, 1/20/2031(a),(b)	625,000	621,193
Columbia Cent CLO Ltd., Series 2021- 31A, Class X, 1.15%, 4/20/2034(a),(b)	1,900,000	1,899,998
Diamond CLO Ltd., Series 2019-1A, Class A1R, 1.38%, 4/25/2029(a),(b)	1,308,903	1,308,902
Goldentree Loan Management US CLO 5 Ltd., Series 2018-3A, Class AJ, 1.49%, 4/20/2030 (3MO LIBOR + 130.0bps)(a),(b)	1,000,000	995,337

	Principal
	Amount	Fair Value
Hildene TruPS Financials Note Securitization, Series 2019-2A, Class A1, 1.91%, 5/22/2039 (3MO LIBOR + 176.0bps)(a),(b)	$1,932,051	$1,898,240
HPS Loan Management Ltd., Series 2010A- 16, Class X, 1.03%, 4/20/2034(a),(b)	952,381	952,380
Northwoods Capital XVII Ltd., Series 2018-17A, Class A, 1.20%, 4/22/2031 (3MO LIBOR + 106.0bps)(a),(b)	3,000,000	2,988,829
Oaktree CLO Ltd., Series 2015-1A, Class A1R, 1.00%, 10/20/2027(a),(b)	296,814	296,874
OZLM XII Ltd., Series 2015-12A, Class A1R, 1.18%, 4/30/2027 (3MO LIBOR + 105.0bps)(a),(b)	162,889	162,989
Palmer Square Loan Funding Ltd., Series 2018-5A, Class A1, 0.98%, 1/20/2027(a),(b)	835,510	836,572
Rockford Tower CLO Ltd., Series 2019- 2A, Class AR, 0.00%, 8/20/2032 (3MO LIBOR + 110.0bps)(a),(b)	1,000,000	1,000,000
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class BR, 1.68%, 4/15/2030(a),(b)	2,000,000	1,999,994
Sound Point CLO XXIX Ltd., Series 2021- 1A, Class X, 0.85%, 4/25/2034(a),(b)	2,700,000	2,699,989

YORKTOWN SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS, Continued

	Principal
	Amount	Fair Value
Venture 42 CLO Ltd., Series 2021-42A, Class X, 0.94%, 4/15/2034(a),(b)	$2,000,000	$1,999,990
Voya CLO Ltd., Series 2016-3A, Class XR, 0.89%, 10/18/2031 (3MO LIBOR + 70.0bps)(a),(b)	202,500	202,500

Total Collateralized Loan Obligations (Cost $29,093,278)		29,122,718

Total Investments — 98.51% (Cost $592,214,357)		605,030,040
Other Assets in Excess of Liabilities — 1.49%		9,162,882
Net Assets — 100.00%		$614,192,922

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as July 31, 2021 was $335,065,424, representing 54.55% of net assets.

MTN – Medium Term Note

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

Fund Holdings (as a percentage of net assets)
Capital Appreciation Funds	36.50%
Growth Funds	34.58%
Small Cap Funds	27.33%
Other	1.59%
100.00%

	Shares	Fair Value
INVESTMENT COMPANIES — 98.41%(a)
Capital Appreciation Funds— 36.50%
Yorktown Capital Appreciation Fund, Institutional Class	174,614	$6,591,680

Growth Funds— 34.58%
Yorktown Growth Fund, Institutional Class	280,205	6,245,778

Small Cap Funds— 27.33%
Yorktown Small Cap Fund,
Institutional Class	265,322	4,934,990

Total Investment Companies
(Cost $9,396,737)		17,772,448

Total Investments — 98.41%
(Cost $9,396,737)		17,772,448
Other Assets in Excess of Liabilities — 1.59%		287,150
Net Assets — 100.00%		$18,059,598

(a)	Affiliated issuer.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

Fund Holdings (as a percentage of net assets)
Consumer Discretionary	21.81%
Health Care	17.46%
Technology	16.02%
Industrials	13.91%
Financials	10.60%
Communications	5.22%
Consumer Staples	3.79%
Materials	3.48%
Energy	1.79%
Real Estate	0.86%
Other	5.06%
100.00%

	Shares	Fair Value
COMMON STOCKS — 94.94%
Communications — 5.22%
Iridium Communications, Inc.(a)	17,800	$751,694
TechTarget, Inc.(a)	29,000	2,119,320
		2,871,014
Consumer Discretionary — 21.81%
America’s Car-Mart, Inc.(a)	7,900	1,256,100
Buckle, Inc. (The)	11,400	479,712
Caesars Entertainment, Inc.(a)	10,470	914,659
Dick’s Sporting Goods, Inc.	9,000	937,260
Haverty Furniture Cos., Inc.	11,000	395,890
Lithia Motors, Inc., Class A	4,700	1,772,934
Meritage Homes Corp.(a)	9,300	1,009,794
Nautilus, Inc.(a)	28,300	408,935
OneWater Marine, Inc., Class A	8,900	418,122
Stitch Fix, Inc., Class A(a)	14,400	776,448
Tri Pointe Homes, Inc.(a)	20,000	482,400
Wingstop, Inc.	13,600	2,329,816
Winnebago Industries, Inc.	11,200	804,944
		11,987,014
Consumer Staples — 3.79%
B&G Foods, Inc.	25,900	743,848
Big Lots, Inc.	7,700	443,597
BJ’s Wholesale Club Holdings, Inc.(a)	17,700	896,328
		2,083,773

	Shares	Fair Value
Energy — 1.79%
Plug Power, Inc.(a)	36,100	$984,808

Financials — 10.60%
Artisan Partners Asset Management, Inc., Class A	10,500	504,945
Cowen Group, Inc., Class A	14,000	559,720
First BanCorp.	71,000	861,230
LPL Financial Holdings, Inc.	12,300	1,734,792
Meta Financial Group, Inc.	10,000	497,000
Reliant Bancorp, Inc.	33,000	917,400
Wintrust Financial Corp.	10,500	749,700
		5,824,787
Health Care — 17.46%
CRISPR Therapeutics AG(a)	4,800	580,896
Intellia Therapeutics, Inc.(a)	18,300	2,595,855
Jounce Therapeutics, Inc.(a)	56,600	285,264
Neogen Corp.(a)	11,200	487,872
NeoGenomics, Inc.(a)	24,600	1,134,060
Repligen Corp.(a)	7,900	1,941,030
Sinovac Biotech Ltd.(a)(b)	74,893	484,558
Tenet Healthcare Corp.(a)	14,500	1,041,680
Twist Bioscience Corp.(a)	8,500	1,045,925
		9,597,140
Industrials — 13.91%
Alaska Air Group, Inc.	16,100	934,283
FTI Consulting, Inc.(a)	4,600	670,220

YORKTOWN SMALL CAP FUND
SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Knight-Swift Transportation Holdings, Inc.	10,500	$521,745
Mueller Industries, Inc.	26,266	1,139,944
Novanta, Inc.(a)	11,900	1,670,879
NV5 Global, Inc.(a)	15,100	1,434,500
Shyft Group, Inc. (The)	18,600	733,584
TriNet Group, Inc.(a)	6,500	539,370
		7,644,525
Materials — 3.48%
Cleveland-Cliffs, Inc.	76,500	1,912,500

Real Estate — 0.86%
Matson, Inc.	7,000	469,840

Technology — 16.02%
Amkor Technology, Inc.	28,800	709,632
AudioCodes Ltd.	44,000	1,441,440
Lattice Semiconductor Corp.(a)	18,100	1,027,175
Magic Software Enterprises Ltd.	31,800	555,228
Morningstar, Inc.	6,900	1,743,147
Perion Network Ltd.(a)	54,000	1,027,080
Power Integrations, Inc.	11,600	1,125,084

	Shares	Fair Value
Rambus, Inc.(a)	19,600	$463,736
TTEC Holdings, Inc.	6,800	710,600
		8,803,122
Total Common Stocks
(Cost $36,117,106)		52,178,523

Total Investments — 94.94%
(Cost $36,117,106)		52,178,523

Other Assets in Excess of Liabilities — 5.06%		2,783,469
Net Assets — 100.00%		$54,961,992

(a)	Non-income producing security.

(b)	Illiquid security. Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0.88% of the Fund’s net assets. See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2021
(Unaudited)

			Multi-
		Capital	Sector
	Growth	Appreciation	Bond
	Fund	Fund	Fund
Assets:
Investments in unaffiliated issuers at value (identified cost of $58,141,675, $19,887,950, and $447,346,182, respectively)	$83,588,773	$24,987,630	$471,060,015
Total investments	83,588,773	24,987,630	471,060,015

Cash	955,647	867,412	2,153,874
Dividends and interest receivable	15,193	13,873	4,076,539
Reclaims receivable	24,247	5,865	—
Receivable for shareholder purchases	138,276	5,980	20,062
Other assets	31,020	31,814	71,987
Total assets	84,753,156	25,912,574	477,382,477

Liabilities:
Payable for shareholder redemptions	77,714	15,991	280,612
Payable for securities purchased	—	—	3,305,060
Accrued distribution fees	35,546	10,407	225,453
Accrued advisory fees	44,564	4,655	160,527
Accrued accounting service and transfer agent fees	10,662	8,638	45,337
Other accrued expenses	15,415	8,060	74,362
Total liabilities	183,901	47,751	4,091,351

Net assets	$84,569,255	$25,864,823	$473,291,126

YORKTOWN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES, Continued

			Multi-
		Capital	Sector
	Growth	Appreciation	Bond
	Fund	Fund	Fund
Shares of beneficial interest (unlimited number of shares authorized; no par value)
Institutional Class: Shares outstanding	1,349,592	303,306	16,635,418
Net assets	$30,079,972	$11,449,677	$174,615,133
Net asset value per share	$22.29	$37.75	$10.50
Class A: Shares outstanding	554,794	80,408	6,814,009
Net assets	$11,500,028	$2,926,271	$67,819,207
Net asset value per share	$20.73	$36.39	$9.95
Maximum offering price per share(a)	$21.99	$38.61	$10.56
Class L: Shares outstanding	2,766,451	334,798	23,172,082
Net assets	$42,989,255	$11,488,875	$215,931,755
Net asset value per share	$15.54	$34.32	$9.32
Class C: Shares outstanding			1,635,811
Net assets			$14,925,031
Net asset value per share			$9.12

Net assets consist of:
Paid-in capital	$44,536,147	$20,211,264	$635,496,790
Accumulated earnings (deficit)	40,033,108	5,653,559	(162,205,664)
Net assets applicable to outstanding shares of beneficial interest	$84,569,255	$25,864,823	$473,291,126

(a)	Based on maximum initial sales charge of 5.75%.

YORKTOWN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Short Term	Master
	Bond	Allocation	Small Cap
	Fund	Fund	Fund
Assets:
Investments in unaffiliated issuers at value (identified cost of $592,214,357, $— and $36,117,106, respectively)	$605,030,040	$—	$52,178,523
Investments in affiliated issuers at value (identified cost of $—, $9,396,737 and $—, respectively)	—	17,772,448	—
Total investments	605,030,040	17,772,448	52,178,523

Cash	9,589,302	277,770	2,787,445
Dividends and interest receivable	3,073,765	5	4,019
Receivable for shareholder purchases	1,999,861	12,971	6,040
Other assets	84,594	22,436	36,691
Total assets	619,777,562	18,085,630	55,012,718

Liabilities:
Payable for shareholder redemptions	597,895	2,236	843
Payable for securities purchased	4,338,182	—	—
Accrued distribution fees	206,007	6,055	2,703
Accrued advisory fees	345,581	4,537	30,688
Accrued accounting service and transfer agent fees	34,483	8,406	9,609
Other accrued expenses	62,492	4,798	6,883
Total liabilities	5,584,640	26,032	50,726

Net assets	$614,192,922	$18,059,598	$54,961,992

YORKTOWN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Short Term	Master
	Bond	Allocation	Small Cap
	Fund	Fund	Fund
Shares of beneficial interest (unlimited number of shares authorized; no par value)
Institutional Class: Shares outstanding	52,167,032	327,629	2,734,029
Net assets	$222,254,483	$8,763,675	$50,847,694
Net asset value per share	$4.26	$26.75	$18.60
Class A: Shares outstanding	3,814,002	112,654	57,637
Net assets	$15,215,602	$2,705,679	$1,060,268
Net asset value per share	$3.99	$24.02	$18.40
Maximum offering price per share(a)	$4.08	$25.49	$19.52
Class L: Shares outstanding	104,149,507	314,875	172,560
Net assets	$376,722,837	$6,590,244	$3,054,030
Net asset value per share	$3.62	$20.93	$17.70

Net assets consist of:
Paid-in capital	$614,643,615	$9,146,469	$37,896,682
Accumulated earnings (deficit)	(450,693)	8,913,129	17,065,310

Net assets applicable to outstanding shares of beneficial interest	$614,192,922	$18,059,598	$54,961,992

(a)	Based on maximum initial sales charge of 5.75% (2.25% for the Short Term Bond Fund).

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended July 31, 2021
(Unaudited)

			Multi-
		Capital	Sector
	Growth	Appreciation	Bond
	Fund	Fund	Fund
Investment income
Dividends from unaffiliated issuers (net of foreign taxes withheld of $28,810, $1,885, and $757, respectively)	$281,460	$133,967	$265,535
Interest	203	143	10,077,711
Total income	281,663	134,110	10,343,246

Expenses
Investment advisory fees	392,047	73,480	907,397
Distribution fees
Class A	—	3,526	176,390
Class L	198,138	53,572	1,080,070
Class C	—	—	79,626
Transfer agent fees	36,852	22,146	204,226
Accounting service fees	33,384	30,833	56,533
Registration fees	23,885	23,931	37,902
Custodial fees	10,287	4,086	29,186
Professional fees	9,734	6,887	27,945
Trustee fees	5,046	1,653	32,834
Line of credit fees	4,045	3,354	8,985
Shareholder reports	3,532	1,613	21,429
Insurance	2,054	720	14,207
Interest expense	—	—	180
Miscellaneous	15,899	8,398	56,901
Total operating expenses	734,903	234,199	2,733,811
Less expenses voluntarily waived by investment adviser	(14,023)	(8,659)	—
Less expenses waived by investment adviser	(99,860)	(44,716)	—
Net operating expenses	621,020	180,824	2,733,811
Net investment income (loss)	(339,357)	(46,714)	7,609,435

Realized & Change in Unrealized Gain (Loss) on Investments
Net realized gain from security transactions in unaffiliated issuers	7,355,655	763,810	1,706,825
Net realized loss from foreign currency	(13,357)	(13)	—
Change in unrealized appreciation on investments in unaffiliated issuers	2,297,313	1,776,915	5,038,395
Change in unrealized depreciation on foreign currency	(659)	(167)	—
Net realized and change in unrealized gain on investments	9,638,952	2,540,545	6,745,220
Net increase in net assets resulting from operations	$9,299,595	$2,493,831	$14,354,655

YORKTOWN FUNDS
STATEMENTS OF OPERATIONS, Continued

	Short Term	Master
	Bond	Allocation	Small Cap
	Fund	Fund	Fund
Investment income
Dividends from unaffiliated issuers (net of foreign taxes withheld of $—, $— and $3,610, respectively)	$—	$—	$144,556
Interest	7,333,099	25	253
Total income	7,333,099	25	144,809

Expenses
Investment advisory fees	2,072,724	26,273	219,608
Distribution fees
Class A	—	3,428	1,130
Class L	1,205,704	30,478	12,874
Transfer agent fees	156,103	22,415	33,819
Accounting service fees	58,380	30,512	31,955
Registration fees	57,283	23,927	27,781
Custodial fees	26,146	1,484	2,189
Professional fees	37,251	5,917	7,614
Trustee fees	40,742	1,225	3,092
Line of credit fees	10,816	3,266	1,437
Shareholder reports	14,115	1,302	4,071
Insurance	16,445	501	1,090
Interest expense	428	13	675
Miscellaneous	80,199	4,810	8,759
Total operating expenses	3,776,336	155,551	356,094
Less expenses recouped (waived) by investment adviser	4,033	—	(59,256)
Net operating expenses	3,780,369	155,551	296,838
Net investment income (loss)	3,552,730	(155,526)	(152,029)

Realized & Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) from security transactions in unaffiliated issuers	(235,317)	—	3,131,697
Net realized gain from security transactions in affiliated issuers	—	120,214	—
Change in unrealized appreciation (depreciation) on investments in unaffiliated issuers	(898,485)	—	403,817
Change in unrealized appreciation on investments in affiliated issuers	—	1,636,193	—
Net realized and change in unrealized gain (loss) on investments	(1,133,802)	1,756,407	3,535,514
Net increase in net assets resulting from operations	$2,418,928	$1,600,881	$3,383,485

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Growth Fund		Capital Appreciation Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	July 31,	Year Ended	July 31,	Year Ended
	2021	January 31,	2021	January 31,
	(Unaudited)	2021	(Unaudited)	2021
Operations:
Net investment income (loss)	$(339,357)	$(637,867)	$(46,714)	$195,627
Net realized gain from security transactions	7,342,298	14,151,041	763,797	505,463
Change in unrealized appreciation on investments	2,296,654	3,504,703	1,776,748	152,107
Net increase in net assets resulting from operations	9,299,595	17,017,877	2,493,831	853,197

Distributions:
From earnings:
Institutional Class	—	(2,255,136)	—	(134,284)
Class A	—	(966,200)	—	(28,373)
Class L	—	(4,186,035)	—	(32,617)
	—	(7,407,371)	—	(195,274)

Capital Transactions — Institutional Class:
Proceeds from shares sold	2,788,935	3,586,929	287,806	1,757,867
Reinvestment of distributions	—	2,246,362	—	131,153
Amount paid for shares redeemed	(1,719,073)	(12,968,855)	(551,026)	(3,728,255)
Total Institutional Class	1,069,862	(7,135,564)	(263,220)	(1,839,235)

Capital Transactions — Class A:
Proceeds from shares sold	728,026	470,767	60,778	70,516
Reinvestment of distributions	—	924,310	—	27,034
Amount paid for shares redeemed	(549,661)	(1,704,152)	(140,809)	(773,959)
Total Class A	178,365	(309,075)	(80,031)	(676,409)

Capital Transactions — Class L:
Proceeds from shares sold	5,495,858	5,696,624	835,865	1,423,950
Reinvestment of distributions	—	4,116,848	—	32,383
Amount paid for shares redeemed	(2,268,625)	(5,663,068)	(387,596)	(1,386,898)
Total Class L	3,227,233	4,150,404	448,269	69,435
Net increase (decrease) in net assets resulting from capital share transactions	4,475,460	(3,294,235)	105,018	(2,446,209)
Total increase (decrease) in net assets	13,775,055	6,316,271	2,598,849	(1,788,286)

YORKTOWN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Growth Fund		Capital Appreciation Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	July 31,	Year Ended	July 31,	Year Ended
	2021	January 31,	2021	January 31,
	(Unaudited)	2021	(Unaudited)	2021
Net Assets
Beginning of period	$70,794,200	$64,477,929	$23,265,974	$25,054,260
End of period	$84,569,255	$70,794,200	$25,864,823	$23,265,974

Share Transactions — Institutional Class:
Shares sold	129,842	220,998	7,831	57,637
Shares issued in reinvestment of distributions	—	119,487	—	4,295
Shares redeemed	(81,062)	(769,589)	(15,340)	(117,751)
Total Institutional Class	48,780	(429,104)	(7,509)	(55,819)

Share Transactions — Class A:
Shares sold	36,527	29,537	1,764	2,346
Shares issued in reinvestment of distributions	—	52,878	—	914
Shares redeemed	(27,392)	(109,074)	(4,027)	(25,077)
Total Class A	9,135	(26,659)	(2,263)	(21,817)

Share Transactions — Class L:
Shares sold	367,107	444,757	25,219	48,185
Shares issued in reinvestment of distributions	—	312,119	—	1,147
Shares redeemed	(151,682)	(443,026)	(11,704)	(47,264)
Total Class L	215,425	313,850	13,515	2,068

YORKTOWN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Multi-Sector Bond Fund		Short Term Bond Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	July 31,	Year Ended	July 31,	Year Ended
	2021	January 31,	2021	January 31,
	(Unaudited)	2021	(Unaudited)	2021
Operations:
Net investment income	$7,609,435	$21,141,508	$3,552,730	$7,986,407
Net realized gain (loss) from security transactions	1,706,825	(44,885,426)	(235,317)	(7,689,951)
Change in unrealized appreciation (depreciation) on investments	5,038,395	(859,696)	(898,485)	6,165,406
Net increase (decrease) in net assets resulting from operations	14,354,655	(24,603,614)	2,418,928	6,461,862

Distributions:
From earnings:
Institutional Class	(3,271,355)	(7,992,701)	(1,841,924)	(3,511,813)
Class A	(1,411,352)	(3,204,926)	(123,611)	(297,400)
Class L	(4,039,227)	(9,429,354)	(2,485,313)	(4,751,878)
Class C	(306,657)	(827,045)
	(9,028,591)	(21,454,026)	(4,450,848)	(8,561,091)

Capital Transactions — Institutional Class:
Proceeds from shares sold	46,219,914	30,410,950	58,062,439	121,006,228
Reinvestment of distributions	2,762,478	6,879,833	1,744,391	3,334,763
Amount paid for shares redeemed	(26,901,236)	(108,095,557)	(44,537,813)	(109,779,672)
Total Institutional Class	22,081,156	(70,804,774)	15,269,017	14,561,319

Capital Transactions — Class A:
Proceeds from shares sold	1,772,541	11,005,419	4,802,531	5,496,694
Reinvestment of distributions	1,171,415	2,668,566	119,940	287,691
Amount paid for shares redeemed	(10,360,783)	(24,895,765)	(1,842,811)	(19,385,889)
Total Class A	(7,416,827)	(11,221,780)	3,079,660	(13,601,504)

Capital Transactions — Class L:
Proceeds from shares sold	19,443,979	25,862,473	126,197,312	197,146,057
Reinvestment of distributions	3,608,822	8,534,358	2,323,468	4,586,802
Amount paid for shares redeemed	(31,470,443)	(83,210,638)	(106,480,053)	(185,883,674)
Total Class L	(8,417,642)	(48,813,807)	22,040,727	15,849,185

Capital Transactions — Class C:
Proceeds from shares sold	381,420	824,036
Reinvestment of distributions	185,523	450,802
Amount paid for shares redeemed	(4,072,982)	(6,615,719)
Total Class C	(3,506,039)	(5,340,881)
Net increase (decrease) in net assets resulting from capital share transactions	2,740,648	(136,181,242)	40,389,404	16,809,000
Total increase (decrease) in net assets	8,066,712	(182,238,882)	38,357,484	14,709,771

YORKTOWN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Multi-Sector Bond Fund		Short Term Bond Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	July 31,	Year Ended	July 31,	Year Ended
	2021	January 31,	2021	January 31,
	(Unaudited)	2021	(Unaudited)	2021
Net Assets
Beginning of period	$465,224,414	$647,463,296	$575,835,438	$561,125,667
End of period	$473,291,126	$465,224,414	$614,192,922	$575,835,438

Share Transactions — Institutional Class:
Shares sold	4,439,167	3,042,586	13,637,452	28,736,731
Shares issued in reinvestment of distributions	266,657	696,514	410,002	796,837
Shares redeemed	(2,596,782)	(11,104,241)	(10,454,285)	(26,337,182)
Total Institutional Class	2,109,042	(7,365,141)	3,593,169	3,196,386

Share Transactions — Class A:
Shares sold	180,781	1,161,567	1,204,821	1,395,995
Shares issued in reinvestment of distributions	119,305	284,170	30,092	73,224
Shares redeemed	(1,052,467)	(2,634,278)	(462,298)	(4,975,290)
Total Class A	(752,381)	(1,188,541)	772,615	(3,506,071)

Share Transactions — Class L:
Shares sold	2,107,406	2,867,020	34,891,064	54,942,286
Shares issued in reinvestment of distributions	392,225	968,119	642,548	1,286,569
Shares redeemed	(3,414,646)	(9,449,304)	(29,450,316)	(52,460,194)
Total Class L	(915,015)	(5,614,165)	6,083,296	3,768,661

Share Transactions — Class C:
Shares sold	42,428	96,334
Shares issued in reinvestment of distributions	20,593	52,169
Shares redeemed	(452,150)	(761,465)
Total Class C	(389,129)	(612,962)

YORKTOWN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Master Allocation Fund		Small Cap Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	July 31,	Year Ended	July 31,	Year Ended
	2021	January 31,	2021	January 31,
	(Unaudited)	2021	(Unaudited)	2021
Operations:
Net investment loss	$(155,526)	$(227,845)	$(152,029)	$(24,942)
Net realized gain (loss) from security transactions	120,214	275,104	3,131,697	(27,238)
Long-term capital gain distributions from investment companies	—	550,659	—	—
Change in unrealized appreciation on investments	1,636,193	2,401,263	403,817	10,249,893
Net increase in net assets resulting from operations	1,600,881	2,999,181	3,383,485	10,197,713

Distributions:
From earnings:
Institutional Class	—	(349,394)	—	(24,828)
Class A	—	(115,921)	—	—
Class L	—	(287,327)	—	—
	—	(752,642)	—	(24,828)

Capital Transactions — Institutional Class:
Proceeds from shares sold	85,270	233,054	9,577,197	25,057,865
Reinvestment of distributions	—	342,924	—	19,332
Amount paid for shares redeemed	(908,085)	(1,478,486)	(7,266,463)	(22,398,829)
Total Institutional Class	(822,815)	(902,508)	2,310,734	2,678,368

Capital Transactions — Class A:
Proceeds from shares sold	106,524	13,877	304,577	264,133
Reinvestment of distributions	—	110,785	—	—
Amount paid for shares redeemed	(320,734)	(430,872)	(6,731)	(42,333)
Total Class A	(214,210)	(306,210)	297,846	221,800

Capital Transactions — Class L:
Proceeds from shares sold	751,242	758,019	659,365	834,149
Reinvestment of distributions	—	285,786	—	—
Amount paid for shares redeemed	(511,369)	(1,532,573)	(59,729)	(294,319)
Total Class L	239,873	(488,768)	599,636	539,830
Net increase (decrease) in net assets resulting from capital share transactions	(797,152)	(1,697,486)	3,208,216	3,439,998
Total increase in net assets	803,729	549,053	6,591,701	13,612,883

YORKTOWN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Master Allocation Fund		Small Cap Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	July 31,	Year Ended	July 31,	Year Ended
	2021	January 31,	2021	January 31,
	(Unaudited)	2021	(Unaudited)	2021
Net Assets
Beginning of period	$17,255,869	$16,706,816	$48,370,291	$34,757,408
End of period	$18,059,598	$17,255,869	$54,961,992	$48,370,291

Share Transactions — Institutional Class:
Shares sold	3,348	11,389	540,289	1,931,770
Shares issued in reinvestment of distributions	—	14,794	—	1,196
Shares redeemed	(35,478)	(69,750)	(409,315)	(2,051,141)
Total Institutional Class	(32,130)	(43,567)	130,974	(118,175)

Share Transactions — Class A:
Shares sold	4,545	694	17,302	16,266
Shares issued in reinvestment of distributions	—	5,311	—	—
Shares redeemed	(13,940)	(23,604)	(380)	(3,853)
Total Class A	(9,395)	(17,599)	16,922	12,413

Share Transactions — Class L:
Shares sold	37,382	44,046	38,528	65,358
Shares issued in reinvestment of distributions	—	15,651	—	—
Shares redeemed	(25,344)	(89,620)	(3,473)	(23,390)
Total Class L	12,038	(29,923)	35,055	41,968

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND
FINANCIAL HIGHLIGHTS

	Institutional Class
	For the
	Six Months
	Ended
	July 31,
	2021		For the Year Ended January 31,
	(Unaudited)		2021	2020	2019	2018	2017
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$19.69		$16.48	$14.67	$19.37	$15.93	$13.75
Income from investment operations
Net investment loss(1),(2)	(0.04)		(0.10)	(0.03)	(0.04)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	2.64		5.23	2.99	(2.03)	4.62	2.34
Total income (loss) from investment operations	2.60		5.13	2.96	(2.07)	4.60	2.32
Distributions
From net realized gain on security transactions	—		(1.92)	(1.15)	(2.63)	(1.16)	(0.14)
Total distributions	—		(1.92)	(1.15)	(2.63)	(1.16)	(0.14)
Net asset value, end of year/period	$22.29		$19.69	$16.48	$14.67	$19.37	$15.93
Total return	13.20	% (3)	31.70%	20.28%	(10.41)%	29.38%	16.89%
Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$30,080		$25,611	$28,514	$20,181	$22,943	$9,194
Ratio of expenses to average net assets before waivers (4)	1.37	% (5)	1.46%	1.46%	1.45%	1.40%	1.44%
Ratio of net expenses to average net assets(4)	1.08	% (5)	1.33%	1.46%	1.45%	1.40%	1.44%
Ratio of net investment loss to average net assets	(0.36	)% (5)	(0.58)%	(0.17)%	(0.21)%	(0.12)%	(0.11)%
Portfolio turnover rate	44	% (3)	94%	43%	61%	33%	37%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND
FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the
	Six Months
	Ended
	July 31,
	2021		For the Year Ended January 31,
	(Unaudited)		2021	2020	2019	2018	2017
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$18.31		$15.44	$13.80	$18.40	$15.18	$13.11
Income from investment operations
Net investment loss(1),(2)	(0.04)		(0.09)	(0.02)	(0.02)	— (3)	(0.02)
Net realized and unrealized gain (loss) on investments	2.46		4.88	2.81	(1.95)	4.38	2.23
Total income (loss) from investment operations	2.42		4.79	2.79	(1.97)	4.38	2.21
Distributions
From net realized gain on security transactions	—		(1.92)	(1.15)	(2.63)	(1.16)	(0.14)
Total distributions	—		(1.92)	(1.15)	(2.63)	(1.16)	(0.14)
Net asset value, end of year/period	$20.73		$18.31	$15.44	$13.80	$18.40	$15.18
Total return (excludes sales charge)	13.22	% (4)	31.63%	20.33%	(10.42)%	29.38%	16.88%
Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$11,500		$9,991	$8,835	$8,487	$14,943	$26,070
Ratio of expenses to average net assets before waivers (5)	1.37	% (6)	1.46%	1.46%	1.45%	1.40%	1.44%
Ratio of net expenses to average net assets(5)	1.08	% (6)	1.33%	1.46%	1.45%	1.40%	1.44%
Ratio of net investment loss to average net assets	(0.36	)% (6)	(0.57)%	(0.15)%	(0.13)%	(0.01)%	(0.11)%
Portfolio turnover rate	44	% (4)	94%	43%	61%	33%	37%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Amount is less than $0.005 per share.

(4)	Not annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND
FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the
	Six Months
	Ended
	July 31,
	2021		For the Year Ended January 31,
	(Unaudited)		2021	2020	2019	2018	2017
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$13.80		$12.13	$11.16	$15.60	$13.15	$11.49
Income from investment operations
Net investment loss(1),(2)	(0.10)		(0.20)	(0.14)	(0.17)	(0.15)	(0.14)
Net realized and unrealized gain (loss) on investments	1.84		3.79	2.26	(1.64)	3.76	1.94
Total income (loss) from investment operations	1.74		3.59	2.12	(1.81)	3.61	1.80
Distributions
From net realized gain on security transactions	—		(1.92)	(1.15)	(2.63)	(1.16)	(0.14)
Total distributions	—		(1.92)	(1.15)	(2.63)	(1.16)	(0.14)
Net asset value, end of year/period	$15.54		$13.80	$12.13	$11.16	$15.60	$13.15
Total return	12.61	% (3)	30.35%	19.13%	(11.29)%	28.04%	15.69%
Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$42,989		$35,192	$27,129	$23,097	$30,890	$26,852
Ratio of expenses to average net assets before waivers (4)	2.37	% (5)	2.46%	2.46%	2.45%	2.40%	2.44%
Ratio of net expenses to average net assets(4)	2.08	% (5)	2.33%	2.46%	2.45%	2.40%	2.44%
Ratio of net investment loss to average net assets	(1.36	)% (5)	(1.57)%	(1.16)%	(1.17)%	(1.05)%	(1.11)%
Portfolio turnover rate	44	% (3)	94%	43%	61%	33%	37%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS

	Institutional Class
	For the
	Six Months
	Ended
	July 31,
	2021		For the Year Ended January 31,
	(Unaudited)		2021	2020	2019	2018	2017
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$34.01		$32.98	$30.49	$43.67	$43.52	$39.58
Income from investment operations
Net investment income(1),(2)	0.02		0.41	0.58	1.00	0.85	0.87
Net realized and unrealized gain (loss) on investments	3.72		1.00	2.48	(3.01)	7.20	5.21
Total income (loss) from investment operations	3.74		1.41	3.06	(2.01)	8.05	6.08
Distributions
From net investment income	—		(0.38)	(0.52)	(0.94)	(1.22)	(0.99)
From net realized gain on security transactions	—		—	(0.05)	(10.23)	(6.68)	(1.15)
Total distributions	—		(0.38)	(0.57)	(11.17)	(7.90)	(2.14)
Net asset value, end of year/period	$37.75		$34.01	$32.98	$30.49	$43.67	$43.52
Total return	11.00	% (3)	4.40%	10.12%	(4.01)%	19.55%	15.58%
Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$11,450		$10,570	$12,092	$8,906	$19,073	$19,788
Ratio of expenses to average net assets before waivers (4)	1.45	% (5)	1.52%	1.47%	1.28%	1.14%	1.27%
Ratio of net expenses to average net assets(4)	1.01	% (5)	1.17%	1.47%	1.28%	1.14%	1.27%
Ratio of net investment income to average net assets	0.08	% (5)	1.29%	1.82%	2.51%	1.86%	2.04%
Portfolio turnover rate	98	% (3)	228%	46%	126%	92%	67%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the
	Six Months
	Ended
	July 31,
	2021		For the Year Ended January 31,
	(Unaudited)		2021	2020	2019	2018	2017
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$32.83		$31.85	$29.47	$42.59	$42.63	$38.80
Income from investment operations
Net investment income (loss)(1),(2)	(0.03)		0.31	0.49	0.84	0.72	0.64
Net realized and unrealized gain (loss) on investments	3.59		0.97	2.39	(2.89)	7.03	5.13
Total income (loss) from investment operations	3.56		1.28	2.88	(2.05)	7.75	5.77
Distributions
From net investment income	—		(0.30)	(0.45)	(0.84)	(1.11)	(0.79)
From net realized gain on security transactions	—		—	(0.05)	(10.23)	(6.68)	(1.15)
Total distributions	—		(0.30)	(0.50)	(11.07)	(7.79)	(1.94)
Net asset value, end of year/period	$36.39		$32.83	$31.85	$29.47	$42.59	$42.63
Total return (excludes sales charge)	10.84	% (3)	4.14%	9.82%	(4.21)%	19.21%	15.04%
Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$2,926		$2,714	$3,328	$3,744	$5,941	$7,182
Ratio of expenses to average net assets before waivers (4)	1.70	% (5)	1.77%	1.72%	1.53%	1.39%	1.77%
Ratio of net expenses to average net assets(4)	1.26	% (5)	1.42%	1.72%	1.53%	1.39%	1.77%
Ratio of net investment income (loss) to average net assets	(0.17	)% (5)	1.03%	1.59%	2.19%	1.61%	1.54%
Portfolio turnover rate	98	% (3)	228%	46%	126%	92%	67%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the
	Six Months
	Ended
	July 31,
	2021		For the Year Ended January 31,
	(Unaudited)		2021	2020	2019	2018	2017
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$31.07		$30.18	$27.95	$41.01	$41.31	$37.70
Income from investment operations
Net investment income (loss)(1),(2)	(0.15)		0.08	0.24	0.50	0.37	0.42
Net realized and unrealized gain (loss) on investments	3.40		0.91	2.27	(2.76)	6.80	4.96
Total income (loss) from investment operations	3.25		0.99	2.51	(2.26)	7.17	5.38
Distributions
From net investment income	—		(0.10)	(0.23)	(0.57)	(0.79)	(0.62)
From net realized gain on security transactions	—		—	(0.05)	(10.23)	(6.68)	(1.15)
Total distributions	—		(0.10)	(0.28)	(10.80)	(7.47)	(1.77)
Net asset value, end of year/period	$34.32		$31.07	$30.18	$27.95	$41.01	$41.31
Total return	10.46	% (3)	3.32%	9.02%	(4.95)%	18.33%	14.42%
Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$11,489		$9,982	$9,634	$11,483	$14,750	$15,469
Ratio of expenses to average net assets before waivers (4)	2.45	% (5)	2.52%	2.47%	2.28%	2.14%	2.27%
Ratio of net expenses to average net assets(4)	2.01	% (5)	2.17%	2.47%	2.28%	2.14%	2.27%
Ratio of net investment income (loss) to average net assets	(0.92	)% (5)	0.27%	0.84%	1.36%	0.85%	1.04%
Portfolio turnover rate	98	% (3)	228%	46%	126%	92%	67%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-SECTOR BOND FUND
FINANCIAL HIGHLIGHTS

	Institutional Class
	For the
	Six Months
	Ended
	July 31,
	2021		For the Year Ended January 31,
	(Unaudited)		2021	2020	2019	2018	2017
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.36		$10.96	$10.46	$11.15	$10.71	$9.38
Income from investment operations
Net investment income(1),(2)	0.20		0.46	0.53	0.55	0.66	0.79
Net realized and unrealized gain (loss) on investments	0.16		(0.62)	0.48	(0.76)	0.44	1.29
Total income (loss) from investment operations	0.36		(0.16)	1.01	(0.21)	1.10	2.08
Distributions
From net investment income	(0.22)		(0.44)	(0.51)	(0.48)	(0.66)	(0.75)
Total distributions	(0.22)		(0.44)	(0.51)	(0.48)	(0.66)	(0.75)
Net asset value, end of year/period	$10.50		$10.36	$10.96	$10.46	$11.15	$10.71
Total return	3.56	% (3)	(1.18)%	9.95%	(1.84)%	10.63%	22.84%
Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$174,615		$150,520	$239,870	$246,831	$273,474	$217,871
Ratio of net expenses to average net assets(4)	0.62	% (5)	0.62%	0.59%	0.59%	0.61%	0.63%
Ratio of net investment income to average net assets	3.95	% (5)	4.69%	4.99%	5.16%	6.06%	7.72%
Portfolio turnover rate	16	% (3)	56%	66%	48%	92%	102%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-SECTOR BOND FUND
FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the
	Six Months
	Ended
	July 31,
	2021		For the Year Ended January 31,
	(Unaudited)		2021	2020	2019	2018	2017
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.83		$10.42	$9.98	$10.65	$10.26	$9.02
Income from investment operations
Net investment income(1),(2)	0.17		0.39	0.46	0.48	0.58	0.72
Net realized and unrealized gain (loss) on investments	0.15		(0.59)	0.44	(0.72)	0.43	1.22
Total income (loss) from investment operations	0.32		(0.20)	0.90	(0.24)	1.01	1.94
Distributions
From net investment income	(0.20)		(0.39)	(0.46)	(0.43)	(0.62)	(0.70)
Total distributions	(0.20)		(0.39)	(0.46)	(0.43)	(0.62)	(0.70)
Net asset value, end of year/period	$9.95		$9.83	$10.42	$9.98	$10.65	$10.26
Total return (excludes sales charge)	3.25	% (3)	(1.65)%	9.28%	(2.22)%	10.10%	22.19%
Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$67,819		$74,402	$91,242	$103,030	$145,651	$156,664
Ratio of net expenses to average net assets(4)	1.12	% (5)	1.12%	1.09%	1.09%	1.11%	1.13%
Ratio of net investment income to average net assets	3.45	% (5)	4.17%	4.50%	4.66%	5.54%	7.22%
Portfolio turnover rate	16	% (3)	56%	66%	48%	92%	102%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-SECTOR BOND FUND
FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the
	Six Months
	Ended
	July 31,
	2021		For the Year Ended January 31,
	(Unaudited)		2021	2020	2019	2018	2017
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.22		$9.80	$9.41	$10.08	$9.75	$8.60
Income from investment operations
Net investment income(1),(2)	0.13		0.32	0.38	0.40	0.50	0.63
Net realized and unrealized gain (loss) on investments	0.14		(0.55)	0.43	(0.68)	0.40	1.18
Total income (loss) from investment operations	0.27		(0.23)	0.81	(0.28)	0.90	1.81
Distributions
From net investment income	(0.17)		(0.35)	(0.42)	(0.39)	(0.57)	(0.66)
Total distributions	(0.17)		(0.35)	(0.42)	(0.39)	(0.57)	(0.66)
Net asset value, end of year/period	$9.32		$9.22	$9.80	$9.41	$10.08	$9.75
Total return	2.98	% (3)	(2.12)%	8.81%	(2.81)%	9.53%	21.71%
Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$215,932		$222,020	$291,009	$288,428	$368,370	$370,470
Ratio of net expenses to average net assets(4)	1.62	% (5)	1.62%	1.59%	1.59%	1.61%	1.63%
Ratio of net investment income to average net assets	2.95	% (5)	3.68%	3.99%	4.16%	5.04%	6.72%
Portfolio turnover rate	16	% (3)	56%	66%	48%	92%	102%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-SECTOR BOND FUND
FINANCIAL HIGHLIGHTS, Continued

	Class C
	For the
	Six Months
	Ended						For the
	July 31,						Period Ended
	2021		For the Year Ended January 31,				January 31,
	(Unaudited)		2021	2020	2019	2018	2017*
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.03		$9.61	$9.24	$9.90	$9.59	$9.00
Income from investment operations
Net investment income(1),(2)	0.13		0.32	0.37	0.40	0.50	0.44
Net realized and unrealized gain (loss) on investments	0.13		(0.55)	0.42	(0.67)	0.39	0.63
Total income (loss) from investment operations	0.26		(0.23)	0.79	(0.27)	0.89	1.07
Distributions
From net investment income	(0.17)		(0.35)	(0.42)	(0.39)	(0.58)	(0.48)
Total distributions	(0.17)		(0.35)	(0.42)	(0.39)	(0.58)	(0.48)
Net asset value, end of year/period	$9.12		$9.03	$9.61	$9.24	$9.90	$9.59
Total return (excludes sales charge)	2.93	% (3)	(2.14)%	8.78%	(2.71)%	9.55%	12.17	% (3)
Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$14,925		$18,282	$25,342	$24,354	$19,099	$6,267
Ratio of net expenses to average net assets(4)	1.62	% (5)	1.62%	1.59%	1.59%	1.61%	1.63	% (5)
Ratio of net investment income to average net assets	2.95	% (5)	3.68%	3.99%	4.16%	5.10%	6.35	% (5)
Portfolio turnover rate	16	% (3)	56%	66%	48%	92%	102	% (3)

*	Commencement of operations was May 6, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND
FINANCIAL HIGHLIGHTS

	Institutional Class
	For the
	Six Months
	Ended
	July 31,
	2021		For the Year Ended January 31,
	(Unaudited)		2021	2020	2019	2018	2017
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$4.27		$4.25	$4.16	$4.22	$4.16	$3.99
Income from investment operations
Net investment income(1),(2)	0.03		0.08	0.12	0.12	0.15	0.13
Net realized and unrealized gain (loss) on investments	—		0.02 *	0.08	(0.07)	0.02	0.13
Total income from investment operations	0.03		0.10	0.20	0.05	0.17	0.26
Distributions
From net investment income	(0.04)		(0.08)	(0.11)	(0.11)	(0.11)	(0.09)
Total distributions	(0.04)		(0.08)	(0.11)	(0.11)	(0.11)	(0.09)
Net asset value, end of year/period	$4.26		$4.27	$4.25	$4.16	$4.22	$4.16
Total return	0.65	% (3)	2.43%	5.00%	1.32%	4.18%	6.77%
Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$222,254		$207,543	$193,049	$179,638	$96,285	$45,434
Ratio of expenses to average net assets before waivers or recoupments(4)	0.87	% (5)	0.88%	0.89%	0.90%	0.98%	1.20%
Ratio of net expenses to average net assets(4)	0.88	% (5)	0.89%	0.89%	0.89%	0.93%	1.20%
Ratio of net investment income to average net assets	1.60	% (5)	2.00%	2.87%	2.89%	3.42%	3.08%
Portfolio turnover rate	17	% (3)	41%	62%	66%	36%	55%

*	The amount shown for a share outstanding throughout the year does not accord with the change in aggregate gains and losses in the portfolio of securities during the year due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the year.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND
FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the
	Six Months
	Ended
	July 31,
	2021		For the Year Ended January 31,
	(Unaudited)		2021	2020	2019	2018	2017
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$4.00		$3.98	$3.90	$3.97	$3.92	$3.76
Income from investment operations
Net investment income(1),(2)	0.03		0.08	0.11	0.11	0.14	0.12
Net realized and unrealized gain (loss) on investments	—		0.02 *	0.08	(0.07)	0.02	0.13
Total income from investment operations	0.03		0.10	0.19	0.04	0.16	0.25
Distributions
From net investment income	(0.04)		(0.08)	(0.11)	(0.11)	(0.11)	(0.09)
Total distributions	(0.04)		(0.08)	(0.11)	(0.11)	(0.11)	(0.09)
Net asset value, end of year/period	$3.99		$4.00	$3.98	$3.90	$3.97	$3.92
Total return (excludes sales charge)	0.69	% (3)	2.59%	5.07%	1.15%	4.18%	6.82%
Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$15,216		$12,176	$26,090	$21,891	$10,869	$10,114
Ratio of expenses to average net assets before waivers or recoupments(4)	0.87	% (5)	0.88%	0.89%	0.90%	0.98%	1.20%
Ratio of net expenses to average net assets(4)	0.88	% (5)	0.89%	0.89%	0.89%	0.93%	1.20%
Ratio of net investment income to average net assets	1.60	% (5)	2.06%	2.85%	2.90%	3.44%	3.08%
Portfolio turnover rate	17	% (3)	41%	62%	66%	36%	55%

*	The amount shown for a share outstanding throughout the year does not accord with the change in aggregate gains and losses in the portfolio of securities during the year due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the year.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND
FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the
	Six Months
	Ended
	July 31,
	2021		For the Year Ended January 31,
	(Unaudited)		2021	2020	2019	2018	2017
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$3.63		$3.63	$3.56	$3.63	$3.60	$3.47
Income from investment operations
Net investment income(1),(2)	0.02		0.05	0.06	0.07	0.09	0.07
Net realized and unrealized gain (loss) on investments	(0.01)		—	0.09	(0.06)	0.02	0.12
Total income from investment operations	0.01		0.05	0.15	0.01	0.11	0.19
Distributions
From net investment income	(0.02)		(0.05)	(0.08)	(0.08)	(0.08)	(0.06)
Total distributions	(0.02)		(0.05)	(0.08)	(0.08)	(0.08)	(0.06)
Net asset value, end of year/period	$3.62		$3.63	$3.63	$3.56	$3.63	$3.60
Total return	0.40	% (3)	1.55%	4.30%	0.29%	3.09%	5.58%
Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$376,723		$356,117	$341,987	$163,409	$120,009	$40,665
Ratio of expenses to average net assets before waivers or recoupments(4)	1.52	% (5)	1.60%	1.89%	1.90%	1.98%	2.20%
Ratio of net expenses to average net assets(4)	1.53	% (5)	1.61%	1.89%	1.89%	1.93%	2.20%
Ratio of net investment income to average net assets	0.95	% (5)	1.29%	1.81%	1.87%	2.41%	2.08%
Portfolio turnover rate	17	% (3)	41%	62%	66%	36%	55%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Institutional Class
	For the
	Six Months
	Ended
	July 31,
	2021		For the Year Ended January 31,
	(Unaudited)		2021	2020	2019	2018	2017
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$24.39		$20.96	$24.87	$32.21	$32.41	$34.21
Income from investment operations
Net investment income (loss)(1),(2)	(0.18)		(0.23)	(0.18)	0.40	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	2.54		4.65	2.33	(3.29)	5.80	5.20
Total income (loss) from investment operations	2.36		4.42	2.15	(2.89)	5.76	5.18
Distributions
From net investment income	—		—	(0.05)	(0.09)	(0.28)	—
From net realized gain on security transactions	—		(0.99)	(6.01)	(4.36)	(5.68)	(6.98)
Total distributions	—		(0.99)	(6.06)	(4.45)	(5.96)	(6.98)
Net asset value, end of year/period	$26.75		$24.39	$20.96	$24.87	$32.21	$32.41
Total return	9.68	% (3)	21.31%	9.01%	(8.39)%	18.84%	15.44%
Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$8,764		$8,773	$8,455	$16,397	$2,716	$2,298
Ratio of net expenses to average net assets(4)	1.39	% (5)	1.55%	1.37%	1.06%	0.99%	0.94%
Ratio of net investment income (loss) to average net assets(2),(4)	(1.39	)% (5)	(1.08)%	(0.73)%	1.38%	(0.13)%	(0.05)%
Portfolio turnover rate	—	% (3)	4%	27%	24%	8%	27%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND
FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the
	Six Months
	Ended
	July 31,
	2021		For the Year Ended January 31,
	(Unaudited)		2021	2020	2019	2018	2017
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$21.92		$18.98	$23.06	$30.21	$30.74	$32.93
Income from investment operations
Net investment income (loss)(1),(2)	(0.19)		(0.25)	(0.23)	0.14	(0.11)	(0.19)
Net realized and unrealized gain (loss) on investments	2.29		4.18	2.16	(2.92)	5.47	4.98
Total income (loss) from investment operations	2.10		3.93	1.93	(2.78)	5.36	4.79
Distributions
From net investment income	—		—	—	(0.01)	(0.21)	—
From net realized gain on security transactions	—		(0.99)	(6.01)	(4.36)	(5.68)	(6.98)
Total distributions	—		(0.99)	(6.01)	(4.37)	(5.89)	(6.98)
Net asset value, end of year/period	$24.02		$21.92	$18.98	$23.06	$30.21	$30.74
Total return (excludes sales charge)	9.58	% (3)	20.95%	8.76%	(8.61)%	18.55%	14.84%
Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$2,706		$2,676	$2,650	$3,727	$6,141	$6,474
Ratio of net expenses to average net assets(4)	1.64	% (5)	1.80%	1.62%	1.31%	1.24%	1.44%
Ratio of net investment income (loss) to average net assets(2),(4)	(1.64	)% (5)	(1.33)%	(1.01)%	0.48%	(0.35)%	(0.55)%
Portfolio turnover rate	—	% (3)	4%	27%	24%	8%	27%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND
FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the
	Six Months
	Ended
	July 31,
	2021		For the Year Ended January 31,
	(Unaudited)		2021	2020	2019	2018	2017
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$19.18		$16.83	$21.24	$28.43	$29.28	$31.81
Income from investment operations
Net investment loss(1),(2)	(0.24)		(0.35)	(0.38)	(0.19)	(0.34)	(0.35)
Net realized and unrealized gain (loss) on investments	1.99		3.69	1.98	(2.64)	5.18	4.80
Total income (loss) from investment operations	1.75		3.34	1.60	(2.83)	4.84	4.45
Distributions
From net investment income	—		—	—	—	(0.01)	—
From net realized gain on security transactions	—		(0.99)	(6.01)	(4.36)	(5.68)	(6.98)
Total distributions	—		(0.99)	(6.01)	(4.36)	(5.69)	(6.98)
Net asset value, end of year/period	$20.93		$19.18	$16.83	$21.24	$28.43	$29.28
Total return	9.12	% (3)	20.11%	7.92%	(9.33)%	17.66%	14.29%
Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$6,590		$5,807	$5,601	$6,883	$19,856	$21,838
Ratio of net expenses to average net assets(4)	2.39	% (5)	2.55%	2.37%	2.06%	1.99%	1.94%
Ratio of net investment loss to average net assets(2),(4)	(2.39	)% (5)	(2.08)%	(1.82)%	(0.72)%	(1.11)%	(1.05)%
Portfolio turnover rate	—	% (3)	4%	27%	24%	8%	27%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND
FINANCIAL HIGHLIGHTS

	Institutional Class
	For the
	Six Months
	Ended						For the
	July 31,						Period Ended
	2021		For the Year Ended January 31,				January 31,
	(Unaudited)		2021	2020	2019	2018	2017*
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$17.43		$12.23	$11.19	$11.48	$11.98	$10.00
Income from investment operations
Net investment income (loss)(1),(2)	(0.05)		— (3)	0.02	0.01	— (3)	0.02
Net realized and unrealized gain (loss) on investments	1.22		5.21	1.17	(0.20)	1.40	1.99
Total income (loss) from investment operations	1.17		5.21	1.19	(0.19)	1.40	2.01
Distributions
From net investment income	—		(0.01)	—	(0.02)	—	(0.03)
From net realized gain on security transactions	—		—	(0.15)	(0.08)	(1.90)	—
Total distributions	—		(0.01)	(0.15)	(0.10)	(1.90)	(0.03)
Net asset value, end of year/period	$18.60		$17.43	$12.23	$11.19	$11.48	$11.98
Total return	6.71	% (4)	42.61%	10.69%	(1.59)%	12.71%	20.12	% (4)
Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$50,848		$45,375	$33,286	$25,741	$21,602	$17,656
Ratio of expenses to average net assets before waivers (5)	1.40	% (6)	1.63%	1.55%	1.63%	1.96%	2.59	% (6)
Ratio of net expenses to average net assets(5)	1.15	% (6)	1.15%	1.15%	1.15%	1.15%	1.15	% (6)
Ratio of net investment income (loss) to average net assets	(0.56	)% (6)	(0.03)%	0.13%	0.10%	(0.01)%	0.29	% (6)
Portfolio turnover rate	25	% (4)	50%	36%	42%	143%	41	% (4)

*	Commencement of operations was May 9, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Amount is less than $0.005 per share. (4) Not annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND
FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the
	Six Months
	Ended						For the
	July 31,						Period Ended
	2021		For the Year Ended January 31,				January 31,
	(Unaudited)		2021	2020	2019	2018	2017*
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$17.26		$12.13	$11.13	$11.43	$11.97	$10.00
Income from investment operations
Net investment income (loss)(1),(2)	(0.07)		(0.04)	(0.01)	0.02	(0.04)	—	(3)
Net realized and unrealized gain (loss) on investments	1.21		5.17	1.16	(0.23)	1.40	2.00
Total income (loss) from investment operations	1.14		5.13	1.15	(0.21)	1.36	2.00
Distributions
From net investment income	—		—	—	(0.01)	—	(0.03)
From net realized gain on security transactions	—		—	(0.15)	(0.08)	(1.90)	—
Total distributions	—		—	(0.15)	(0.09)	(1.90)	(0.03)
Net asset value, end of year/period	$18.40		$17.26	$12.13	$11.13	$11.43	$11.97
Total return (excludes sales charge)	6.60	% (4)	42.29%	10.39%	(1.77)%	12.37%	19.99	% (4)
Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$1,060		$703	$343	$280	$35	$12
Ratio of expenses to average net assets before waivers (5)	1.65	% (6)	1.88%	1.80%	1.88%	2.21%	2.84	% (6)
Ratio of net expenses to average net assets(5)	1.40	% (6)	1.40%	1.40%	1.40%	1.40%	1.40	% (6)
Ratio of net investment income (loss) to average net assets	(0.81	)% (6)	(0.30)%	(0.10)%	0.20%	(0.35)%	0.06	% (6)
Portfolio turnover rate	25	% (4)	50%	36%	42%	143%	41	% (4)

*	Commencement of operations was May 9, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Amount is less than $0.005 per share.

(4)	Not annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND
FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the
	Six Months
	Ended						For the
	July 31,						Period Ended
	2021		For the Year Ended January 31,				January 31,
	(Unaudited)		2021	2020	2019	2018	2017*
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$16.67		$11.81	$10.91	$11.28	$11.93	$10.00
Income from investment operations
Net investment loss(1),(2)	(0.13)		(0.13)	(0.10)	(0.10)	(0.13)	(0.07)
Net realized and unrealized gain (loss) on investments	1.16		4.99	1.15	(0.19)	1.38	2.00
Total income (loss) from investment operations	1.03		4.86	1.05	(0.29)	1.25	1.93
Distributions
From net realized gain on security transactions	—		—	(0.15)	(0.08)	(1.90)	—
Total distributions	—		—	(0.15)	(0.08)	(1.90)	—
Net asset value, end of year/period	$17.70		$16.67	$11.81	$10.91	$11.28	$11.93
Total return	6.18	% (3)	41.15%	9.68%	(2.56)%	11.46%	19.30	% (3)
Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$3,054		$2,292	$1,128	$856	$485	$140
Ratio of expenses to average net assets before waivers (4)	2.40	% (5)	2.63%	2.55%	2.63%	2.96%	3.59	% (5)
Ratio of net expenses to average net assets(4)	2.15	% (5)	2.15%	2.15%	2.15%	2.15%	2.15	% (5)
Ratio of net investment loss to average net assets	(1.56	)% (5)	(1.05)%	(0.88)%	(0.87)%	(1.08)%	(0.81	)% (5)
Portfolio turnover rate	25	% (3)	50%	36%	42%	143%	41	% (3)

*	Commencement of operations was May 9, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS
NOTES TO THE FINANCIAL STATEMENTS
July 31, 2021

(Information as of and for the six months ended July 31, 2021 is unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the Yorktown Funds is a series of the Trust. The accompanying financial statements include the Growth Fund, Capital Appreciation Fund (formerly the Capital Income Fund), Multi-Sector Bond Income Fund (formerly the Multi-Asset Income Fund), Short Term Bond Fund, Master Allocation Fund and Small Cap Fund (collectively the “Funds”), each a diversified series of the Trust (except for the Master Allocation Fund which is non-diversified). Each Fund offers Class A, Class L and Institutional Class shares. In addition, the Multi-Sector Bond Fund also offers Class C shares.

The Growth Fund’s investment objective is growth of capital. The Capital Appreciation Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Capital Appreciation Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, business development companies, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange-traded funds (“ETFs”) and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Multi-Sector Bond Fund’s investment objective is current income with limited credit risk. The Multi-Sector Bond Fund invests primarily in debt securities, including U.S. Government securities, corporate bonds and structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Short Term Bond Fund’s investment objective is to seek income consistent with the preservation of capital. Under normal circumstances, the Short Term Bond Fund invests at least 80% of its assets in fixed income securities that, in the opinion of Yorktown Management & Research Company, Inc., the Funds’ investment adviser (the “Adviser”), offer the opportunity for income consistent with preservation of capital. The Short Term Bond Fund’s portfolio will have an average aggregate maturity of not more than three years.

The Master Allocation Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, the Adviser seeks to achieve the Master Allocation Fund’s investment objective by investing in a variety of equity and debt securities. The Adviser currently invests Master Allocation Fund assets in

YORKTOWN FUNDS
NOTES TO THE FINANCIAL STATEMENTS, Continued

1.	Organization, continued

securities issued by other Underlying Funds managed by the Adviser, but reserves the right to invest Master Allocation Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Master Allocation Fund’s investment objective.

The Small Cap Fund’s investment objective is to seek to achieve long term capital appreciation. Under normal conditions, the Adviser and Sapphire Star Capital, LLC, the Small Cap Fund’s sub-adviser, seek to achieve the Small Cap Fund’s investment objective by investing at least 80% of its assets (plus the amount of any borrowings for investment purposes) in the common stock of U.S. small capitalized (“small cap”) value companies. The Small Cap Fund may also invest in securities issued by Underlying Funds, and Index Securities, including ETFs and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than ETFs) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day at the previous day’s closing price. ETFs are valued at the last sales price on the ETF’s primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and ask prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

YORKTOWN FUNDS
NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

●	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

●	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

YORKTOWN FUNDS
NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2021, in valuing the Funds’ assets carried at fair value.

Growth Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$83,087,823	$500,950	$—	$83,588,773
Total	$83,087,823	$500,950	$—	$83,588,773

Capital Appreciation Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$24,987,630	$—	$—	$24,987,630
Total	$24,987,630	$—	$—	$24,987,630

Multi-Sector Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$368,256,235	$—	$368,256,235
Asset Backed Securities	—	55,231,833	—	55,231,833
U.S. Government & Agencies	—	25,571,387	—	25,571,387
Collateralized Loan Obligations	—	22,000,560	—	22,000,560
Total	$—	$471,060,015	$—	$471,060,015

Short Term Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$385,868,245	$—	$385,868,245
Asset Backed Securities	—	159,862,831	—	159,862,831
U.S. Government & Agencies	—	30,176,246	—	30,176,246
Collateralized Loan Obligations	—	29,122,718	—	29,122,718
Total	$—	$605,030,040	$—	$605,030,040

Master Allocation Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Open End Funds	$17,772,448	$—	$—	$17,772,448
Total	$17,772,448	$—	$—	$17,772,448

YORKTOWN FUNDS
NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Small Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$51,693,965	$—	$484,558	$52,178,523
Total	$51,693,965	$—	$484,558	$52,178,523

See schedule of investments for breakdown of sectors in which the Funds invest.

Following is a reconciliation of assets in which significant inputs (Level 3) were used in determining fair value for the Small Cap Fund:

	Balance as of
	January 31,	Realized gain
Asset Category	2021	(loss)	Purchases	Sales
Common Stocks	$484,558	$—	$—	$—

		Transfer in	Transfer out	Balance as of
Asset Category		Level 3*	Level 3*	July 31, 2021
Common Stocks		$—	$—	$484,558

*	The amount of transfers in and/or out are reflected at the reporting period end.

The following provides quantitative information about the Small Cap Fund’s significant Level 3 fair value measurements as of July 31, 2021:

	Quantitative Information about Significant
	Level 3 Fair Value Measurements
	Fair Value as
	of July 31,	Valuation	Unobservable	Amount or	Weighted
Asset Category	2021	Techniques	Input(s)	Range	Average
Common Stocks	$484,558	Market Approach	Transaction Price	$6.47	$6.47

The significant unobservable inputs that may be used in the fair value measurement of the Funds’ investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

YORKTOWN FUNDS
NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Security Transactions and Investment Income

Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

Dividends and Distributions

Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Repurchase Agreements

The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

YORKTOWN FUNDS
NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

The Funds currently offer Class A shares which include a front-end sales charge (load). The maximum front-end sales charge is 2.25% for the Short Term Bond Fund and 5.75% for the remaining Funds. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within one year of the date of purchase.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

3.	Principal Risks

In the normal course of business the Funds may trade securities, including structured notes, where the risk of potential loss exists due to such things as changes in the market (market risk), the size of the companies it invests in (small company risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Structured notes are hybrid securities that generally combine both debt and equity characteristics into a single note form. The risks of investing in structured notes include unfavorable price movements in the underlying security or index and the credit risk of the issuing financial institution. There may be no guarantee of interest payments or return of principal with structured notes, and structured notes may be less liquid than other investments held by a Fund.

Market Risks—The Funds’ investments in securities expose the Funds to various risks such as, but not limited to, interest rate and equity risks.

YORKTOWN FUNDS
NOTES TO THE FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

Interest rate risk is the risk that fixed income securities, as well as structured notes, will decline in value because of changes in interest rates. Generally, as interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The market value of equities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Small Company Risks—Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Small company securities may be very sensitive to changing economic conditions and market downturns because the issuers may often have narrow markets, fewer product lines, and limited managerial and financial resources.

Credit and Counterparty Risks—The Funds will be exposed to credit risk due to the entities with whom they trade. A Fund could lose money if the issuer or guarantor of a fixed income security or structured note is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Sector Risk—If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the

YORKTOWN FUNDS
NOTES TO THE FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2021, the Growth Fund and Capital Appreciation Fund had 26.56% and 27.25%, respectively, of the value of their net assets invested in stocks within the Technology sector.

4.	Investment Advisory and Accounting Services Agreements

The Adviser, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment adviser and manager. For its services, the Adviser receives a fee, calculated daily and payable monthly, at an annual rate as follows:

Growth Fund	1.00%
Capital Appreciation Fund	0.60%
Multi-Sector Bond Fund	0.40%
Short Term Bond Fund	0.70%
Master Allocation Fund	0.30%
Small Cap Fund	0.90%

In the interest of limiting expenses of the Funds, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Funds (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the ratio of total annual operating expenses is limited as shown below:

			Institutional
	Class A	Class L	Class
Growth Fund(a)	0.99%	1.99%	0.99%
Capital Appreciation Fund (b)	1.24%	1.99%	0.99%
Short Term Bond Fund(c)	0.84%	1.49%	0.84%
Small Cap Fund	1.40%	2.15%	1.15%

(a)	Prior to March 31, 2021, the Growth Fund’s ratio of total annual operating expenses was limited to 1.75% for Class A shares, 2.50% for Class L shares and 1.50% for Institutional Class shares.

(b)	Prior to March 31, 2021, the Capital Appreciation Fund’s ratio of total annual operating expenses was limited to 1.44% for Class A shares, 2.19% for Class L shares and 1.19% for Institutional Class shares.

(c)	Prior to May 31, 2021, the Short Term Bond Fund’s ratio of total annual operating expenses was limited to 0.89% for Class A shares, 1.54% for Class L shares and 0.89% for Institutional Class shares.

YORKTOWN FUNDS
NOTES TO THE FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

Effective May 31, 2021, the Multi-Sector Bond Fund was removed from the expense limitation agreement. Prior to May 31, 2021, the Multi-Sector Bond Fund’s ratio of total annual operating expenses was limited to 1.75% for Class A shares, 1.90% for Class L shares, 1.90% for Class C shares and 1.00% for Institutional Class shares.

The Adviser is entitled to the reimbursement of fees waived or reimbursed subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the applicable Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. The expense limitation agreement may be terminated only by the Board of Trustees by providing 60 days’ notice, or if the Adviser ceases to serve as adviser to the Funds. Further, any recoupments will be subject to any lower expense limitations that have been later implemented by the Board of Trustees. During the six months ended July 31, 2021, the Adviser contractually waived fees and reimbursed expenses of $99,860, 44,716 and $59,256 in the Growth Fund, Capital Appreciation Fund and Small Cap Fund, respectively. During the six months ended July 31, 2021, the Adviser recouped waived fees of contractually waived fees of $4,033 from the Short Term Bond Fund. As of July 31, 2021, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

		Recoupable
	Amount	through
Growth Fund	$99,860	July 31, 2024
Capital Appreciation Fund	41,021	January 31, 2024
	44,716	July 31, 2024
Short Term Bond Fund	652	January 31, 2022
	29,985	July 31, 2024
Small Cap Fund	67,097	January 31, 2022
	125,492	January 31, 2023
	143,175	January 31, 2024
	59,256	July 31, 2024

In addition to the expense limitations previously noted, prior to March 31, 2021, the Adviser agreed to voluntarily waive or limit its fees and assume other expenses so that the ratio of total operating expenses for the Growth Fund was limited to 1.25% for Class A shares, 2.25% for Class L shares and 1.25% for Institutional Class shares and the Capital Appreciation Fund was limited to 1.24% for Class A shares, 1.99% for

YORKTOWN FUNDS
NOTES TO THE FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

Class L shares and 0.99% for Institutional Class shares. The Adviser is not entitled to the reimbursement of any fees voluntarily waived or expenses reimbursed. During the six months ended July 31, 2021, the Adviser voluntarily waived fees of $14,023 and $8,659 in the Growth Fund and Capital Appreciation Fund, respectively.

The Adviser has retained a sub-adviser to provide portfolio management and related services to the Small Cap Fund. The sub-adviser receives a fee from the Adviser (not the Small Cap Fund) for these services.

Ultimus Fund Solutions, LLC (“Ultimus”) provides certain transfer agency, fund accounting, fund administration, and compliance support services for the aforementioned Funds. For the six months ended July 31, 2021, Ultimus received the following amounts for these services:

Growth Fund	$53,335
Capital Appreciation Fund	48,619
Multi-Sector Bond Fund	129,938
Short Term Bond Fund	86,403
Master Allocation Fund	48,772
Small Cap Fund	48,274

5.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to Ultimus Fund Distributors, LLC, the Funds’ distributor. Class A shares of the Capital Appreciation Fund, Master Allocation Fund and Small Cap Fund pay a fee of 0.25% of each Class A shares’ average daily net assets for distribution fees. Class A shares of the Multi-Sector Bond Fund pay a fee of 0.50% of the Class A shares’ average daily net assets for distribution fees. Class L shares of each of the Funds, except Short Term Bond Fund, pay a fee of 1.00% of each Class L shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class L shares of the Short Term Bond Fund pay a fee of 0.65% (prior to April 1, 2020 fee was 1.00%) of Class L share’s average daily net assets. Class C shares of Multi-Sector Bond Fund pay a fee of 1.00% of Class C share’s average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees.

YORKTOWN FUNDS
NOTES TO THE FINANCIAL STATEMENTS, Continued

5.	Distribution Plan and Fees, continued

During the six months ended July 31, 2021, the distributor retained the following amounts in sales commissions from the sales of Class A shares of the Funds:

Growth Fund	$2,391
Capital Appreciation Fund	454
Multi-Sector Bond Fund	2,680
Short Term Bond Fund	776
Master Allocation Fund	818
Small Cap Fund	1,063

During the six months ended July 31, 2021, the distributor received the following amounts in contingent deferred sales charges related to redemptions of Class A and Class C shares of the Funds:

Multi-Sector Bond Fund, Class C	$74

6.	Investment Activity

For the six months ended July 31, 2021, purchases and sales of investment securities, other than short-term investments were as follows:

			U.S.	U.S.
			Government	Government
	Purchases	Sales	Purchases	Sales
Growth Fund	$37,846,647	$33,873,645	$—	$—
Capital Appreciation Fund	23,089,375	22,769,375	—	—
Multi-Sector Bond Fund	69,949,995	68,060,596	5,215,192	4,474,891
Short Term Bond Fund	139,113,110	85,843,143	9,250,377	10,790,550
Master Allocation Fund	—	950,000	—	—
Small Cap Fund	20,016,908	11,643,905	—	—

7.	Line of Credit

The Funds entered into in a short-term credit agreement (“Line of Credit”) with Huntington National Bank (“Huntington”), expiring on May 27, 2022. Under the terms of the agreement, each of the Funds may borrow up to the lesser of 30% of a Fund’s daily market value or $25 million at an interest rate equal to the London Interbank Offered Rate (“LIBOR”) plus 125 basis points. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington receives an annual facility fee of 0.125% on $25 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility, invoiced quarterly, for providing

YORKTOWN FUNDS
NOTES TO THE FINANCIAL STATEMENTS, Continued

7.	Line of Credit, continued

the Line of Credit. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 15% of a Fund’s total assets at the time when the borrowing is made. To the extent that the line of credit is utilized, it will be collateralized by securities in the Funds’ portfolios.

As of July 31, 2021, the Funds had no outstanding borrowings under this Line of Credit.

		Weighted
	Average	Average	Number	Interest	Maximum
	Daily Loan	Interest	of Days	Expense	Loan
Fund	Balance(a)	Rate(a)	Outstanding(b)	Accrued	Outstanding
Multi-Sector Bond Fund	$924,878	1.75%	2	$90	$1,014,050
Short Term Bond Fund	1,825,020	1.75%	4	355	4,110,541

(a)	Averages based on the number of days outstanding.

(b)	Number of Days Outstanding represents the total days during the six months ended July 31, 2021, that a Fund utilized the Line of Credit.

Interest expense amounts on the Statements of Operations also include overdraft fee amounts of $90, $73, $13 and $675 in the Multi-Sector Bond Fund, Short Term Bond Fund, Master Allocation Fund and Small Cap Fund, respectively.

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes may differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales,

YORKTOWN FUNDS
NOTES TO THE FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

FASB Accounting Standard Codification “Accounting for Uncertainty in Income Taxes”, Topic 740 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ 2021 tax returns, in addition to the Funds’ previous three open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Commonwealth of Virginia; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

At July 31, 2021, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

		Capital	Multi-Sector
	Growth	Appreciation	Bond
	Fund	Fund	Fund
Tax cost of investments	$58,243,316	$19,887,872	$447,352,980
Gross unrealized appreciation	26,542,287	5,112,549	27,491,374
Gross unrealized depreciation	(1,196,830)	(12,791)	(3,784,339)
Net unrealized appreciation/(depreciation) on investments	$25,345,457	$5,099,758	$23,707,035

	Short Term	Master
	Bond	Allocation	Small Cap
	Fund	Fund	Fund
Tax cost of investments	$592,214,357	$9,609,410	$36,057,988
Gross unrealized appreciation	13,189,695	8,163,038	16,794,000
Gross unrealized depreciation	(374,012)	—	(673,465)
Net unrealized appreciation/(depreciation) on investments	$12,815,683	$8,163,038	$16,120,535

YORKTOWN FUNDS
NOTES TO THE FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

As of January 31, 2021, the Funds’ most recent fiscal year end, the components of accumulated earnings/(deficit) on a tax basis were as follows:

		Capital	Multi-Sector
	Growth	Appreciation	Bond
	Fund	Fund	Fund
Undistributed ordinary income	$481,241	$—	$1,455,416
Undistributed long-term capital gains	7,202,846	—	—
Accumulated earnings	7,684,087	—	1,455,416
Accumulated capital and other losses	—	(163,274)	(187,655,784)
Unrealized appreciation on investments	23,049,426	3,323,002	18,668,640
Total accumulated earnings/(deficit)	$30,733,513	$3,159,728	$(167,531,728)

	Short Term	Master
	Bond	Allocation	Small Cap
	Fund	Fund	Fund
Undistributed ordinary income	$901,208	$—	$—
Undistributed long-term capital gains	—	807,464	—
Accumulated earnings	901,208	807,464	—
Accumulated capital and other losses	(13,034,149)	(22,061)	(2,034,893)
Unrealized appreciation on investments	13,714,168	6,526,845	15,716,718
Total accumulated earnings	$1,581,227	$7,312,248	$13,681,825

The tax character of distributions paid for the fiscal year ended January 31, 2021 were as follows:

		Capital
	Growth	Appreciation	Multi-Sector
	Fund	Fund	Bond Fund
Distributions paid from:
Ordinary income	$—	$195,274	$21,454,026
Long-term capital gains	7,407,371	—	—
Total distributions paid	$7,407,371	$195,274	$21,454,026

YORKTOWN FUNDS
NOTES TO THE FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

		Master
	Short Term	Allocation	Small
	Bond Fund	Fund	Cap Fund
Distributions paid from:
Ordinary income	$8,561,091	$55,000	$24,828
Long-term capital gains	—	697,642	—
Total distributions paid	$8,561,091	$752,642	$24,828

At January 31, 2021, the Funds had accumulated capital loss carryforwards as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Growth Fund	$—	$—	$—
Capital Appreciation Fund	154,686	—	154,686
Multi-Sector Bond Fund	84,184,433	103,471,351	187,655,784
Short Term Bond Fund	6,166,989	6,867,160	13,034,149
Master Allocation Fund	—	—	—
Small Cap Fund	1,995,446	—	1,995,446

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations.

Under current tax law, net investment losses after December 31 and capital losses realized after October 31 of the Funds fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. As of July 31, 2021, the following Funds had Qualified Late Year Ordinary Losses:

Growth Fund	$—
Capital Appreciation Fund	8,588
Multi-Sector Bond Fund	—
Short Term Bond Fund	—
Master Allocation Fund	22,061
Small Cap Fund	39,447

YORKTOWN FUNDS
NOTES TO THE FINANCIAL STATEMENTS, Continued

9.	Transactions with Affiliates

The Multi-Sector Bond Fund and Master Allocation Fund invest in other mutual funds which are managed by the Adviser. Transactions with affiliates during the six months ended July 31, 2021 were as follows:

Master Allocation Fund

		Value on
		January 31,	Purchases/	Sales/	Realized Gain
Affiliated Fund Name		2021	Additions	Reductions	(Loss)
Growth Fund		$6,071,836	$—	$(600,000)	$84,394
Capital Appreciation Fund		6,269,642	—	(350,000)	35,820
Small Cap Fund		4,624,563	—	—	—
Total		$16,966,041	$—	$(950,000)	$120,214

	Change in		Shares
	Unrealized	Value on	Held on		Long-Term
	Appreciation/	July 31,	July 31,	Dividend	Capital Gain
Affiliated Fund Name	(Depreciation)	2021	2021	Income	Distributions
Growth Fund	$689,548	$6,245,778	$280,205	$—	$—
Capital Appreciation Fund	636,218	6,591,680	174,614	—	—
Small Cap Fund	310,427	4,934,990	265,322	—	—
Total	$1,636,193	$17,772,448	$720,141	$—	$—

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund under Section 2(a)(9) of the 1940 Act. At July 31, 2021, the Master Allocation Fund, as record shareholder, did not own 25% of the outstanding shares.

10.	Subsequent Event

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

EXPENSE EXAMPLES (Unaudited)

Yorktown Funds

As a shareholder in a Yorktown Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2021 to July 31, 2021.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending
		Account
	Beginning	Value,	Expenses	Annualized
	Account	July 31,	Paid During	Expense
	Value	2021	the Period (a)	Ratio
Growth Fund
Institutional Class
Actual	$1,000.00	$1,132.00	$5.71	1.08%
Hypothetical (5% return before expenses)	1,000.00	1,019.44	5.41	1.08%
Class A
Actual	1,000.00	1,132.20	5.71	1.08%
Hypothetical (5% return before expenses)	1,000.00	1,019.44	5.41	1.08%
Class L
Actual	1,000.00	1,126.10	10.96	2.08%
Hypothetical (5% return before expenses)	1,000.00	1,014.48	10.39	2.08%
Capital Appreciation Fund
Institutional Class
Actual	1,000.00	1,110.00	5.28	1.01%
Hypothetical (5% return before expenses)	1,000.00	1,019.79	5.06	1.01%
Class A
Actual	1,000.00	1,108.40	6.59	1.26%
Hypothetical (5% return before expenses)	1,000.00	1,018.55	6.31	1.26%
Class L
Actual	1,000.00	1,104.60	10.49	2.01%
Hypothetical (5% return before expenses)	1,000.00	1,014.83	10.04	2.01%
Multi-Sector Bond Fund
Institutional Class
Actual	1,000.00	1,035.60	3.13	0.62%
Hypothetical (5% return before expenses)	1,000.00	1,021.72	3.11	0.62%
Class A
Actual	1,000.00	1,032.50	5.64	1.12%
Hypothetical (5% return before expenses)	1,000.00	1,019.24	5.61	1.12%
Class L
Actual	1,000.00	1,029.80	8.15	1.62%
Hypothetical (5% return before expenses)	1,000.00	1,016.76	8.10	1.62%
Class C
Actual	1,000.00	1,029.30	8.15	1.62%
Hypothetical (5% return before expenses)	1,000.00	1,016.76	8.10	1.62%
Short Term Bond Fund
Institutional Class
Actual	1,000.00	1,006.50	4.38	0.88%
Hypothetical (5% return before expenses)	1,000.00	1,020.43	4.41	0.88%
Class A
Actual	1,000.00	1,006.90	4.38	0.88%
Hypothetical (5% return before expenses)	1,000.00	1,020.43	4.41	0.88%
Class L
Actual	1,000.00	1,004.00	7.60	1.53%
Hypothetical (5% return before expenses)	1,000.00	1,017.21	7.65	1.53%

		Ending
		Account
	Beginning	Value,	Expenses	Annualized
	Account	July 31,	Paid During	Expense
	Value	2021	the Period (a)	Ratio
Master Allocation Fund
Institutional Class
Actual	$1,000.00	$1,096.80	$7.23	1.39%
Hypothetical (5% return before expenses)	1,000.00	1,017.90	6.95	1.39%
Class A
Actual	1,000.00	1,095.80	8.52	1.64%
Hypothetical (5% return before expenses)	1,000.00	1,016.66	8.20	1.64%
Class L
Actual	1,000.00	1,091.20	12.39	2.39%
Hypothetical (5% return before expenses)	1,000.00	1,012.94	11.93	2.39%
Small Cap Fund
Institutional Class
Actual	1,000.00	1,067.10	5.89	1.15%
Hypothetical (5% return before expenses)	1,000.00	1,019.09	5.76	1.15%
Class A
Actual	1,000.00	1,066.00	7.17	1.40%
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.00	1.40%
Class L
Actual	1,000.00	1,061.80	10.99	2.15%
Hypothetical (5% return before expenses)	1,000.00	1,014.13	10.74	2.15%

(a)	The dollar amounts shown as “Expenses Paid” are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) and divided by 365 (to reflect the one-half year period).

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of a Liquidity Program Administrator (“LPA”) comprised of the Trust’s Liquidity Risk Management Program Committee, which includes representatives from the Funds’ investment adviser and liquidity consultant. The LPA is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The LPA updated its assessment of each Fund’s liquidity risk profile, considering additional data gathered in the 12 months ended November 30, 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception on December 1, 2018 (the “Review Period”) in order to prepare a written report for the Board of Trustees (the “Report”) for consideration at its meeting held on June 9, 2021.

During the Review Period, none of the Funds experienced unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. None of the Funds had a significant amount of illiquid investments and none required a determination as to a highly liquid investment minimum. The Report concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

OTHER INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Board Approval of Investment Advisory & Sub Advisory Agreements (Unaudited)

Yorktown Management & Research Company, Inc. (“Yorktown”)

The renewal of the investment advisory agreement (the “IA Agreement”) between the Trust and Yorktown on behalf of the Yorktown Growth Fund, Yorktown Capital Appreciation Fund, Yorktown Multi-Sector Bond Fund, Yorktown Short Term Bond Fund, Yorktown Master Allocation Fund and Yorktown Small Cap Fund (each a “Fund” and together the “Funds”), was approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the IA Agreement, at an in-person meeting held on March 29, 2021. The Trust’s Board considered the factors generally described below prior to approving the IA Agreement.

Fund legal counsel first reviewed the Trustees duties and responsibilities in approving and/or renewing advisory agreements. Counsel drew the Board’s attention to a letter sent by his firm on behalf of the Trustees to the Adviser seeking certain information as required under Section 15(c) of the Investment Company Act, and generally reviewed the Adviser’s response to the letter, copies of which were included in the Board’s book of materials.

Counsel then guided the Board through each of the five considerations a board must review in renewing an investment advisory agreement: (1) the nature, extent, and quality of the services to be provided by the investment adviser; (2) the investment performance of the fund and the investment adviser; (3) the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale for the benefit of fund investors.

In addition to the five factors discussed above, and to further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board had requested and received the following information: The information request letter from legal counsel and the Adviser’s responses to the letter; the Adviser’s latest Form ADV, and the Adviser’s financial statements, which were discussed by D.D. Basten. In addition, the Board received a description of the compensation received by the Adviser from the Funds both in the aggregate and in relation to fees charged by other advisers to similar funds, profitability information and information relating to the Adviser’s policies and procedures regarding best execution, trade allocation, and soft dollar arrangements. Further, the Board received a variety of materials providing comparative data relating to the Funds and the services provided to the Funds by the Adviser. The materials prepared by the Adviser were provided to the Trustees in advance of the meeting.

The Board then discussed the nature, extent and quality of the Adviser’s services to the Funds. In particular, the Board noted with approval the Adviser’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent investment management to the Funds, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board noted that it reviewed, on a quarterly basis, performance and management reports relating to the Funds, and those prior reviews were incorporated into the Board’s current considerations. The Board further noted that the Adviser also had assumed the obligation to provide certain operational services to the Funds. The Board discussed the operations of the Funds and agreed, with the Independent Trustees separately concurring, that the Funds had received adequate and appropriate investment management, compliance and operational services. The Board then discussed and noted with approval the personnel enhancements made by the Adviser during the year.

The Board also reviewed information relating to the average overall expense ratios of competing funds versus the overall expense ratios of the Funds. After full review of the materials presented, the related discussions, and careful consideration, the Independent Trustees agreed that the fees charged by the Adviser under the IA Agreement appeared to be fair and reasonable at the present time in light of the services provided to the Funds and that breakpoints were not needed given the current asset levels of the Funds.

The Board next considered the investment performance of each Fund and the Adviser’s performance. The Board generally approved of each Fund’s performance. Further, the Board noted with approval that the Adviser did not succumb to “style drift” in its management of each Fund’s assets, and that each Fund was committed to maintaining its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval the Adviser’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that because the Adviser’s business was currently devoted exclusively to serving the Funds, the Adviser did not appear to realize any extraordinary ancillary benefits or profits deriving from its relationship with the Funds.

The Board also reviewed information relating to the average overall expense ratios of competing funds versus the overall expense ratios of the Funds. The Board noted with approval that the overall expense ratios of the Funds appeared to be in line with the average of their relevant peers.

The Independent Trustees then met separately with Fund counsel and the Chief Compliance Officer to discuss the IA Agreements. At the end of their discussion, the Independent Trustees recalled the Interested Trustees and announced that they were prepared to vote on the Agreement.

After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement would be in the best interests of each Fund’s shareholders. In approving the IA Agreement, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

The Board next considered the renewal of the sub-investment advisory agreement between Yorktown and Sapphire Star Capital, LLC (“SSC”) on behalf of the Yorktown Small Cap Fund.

Mr. D.D. Basten drew the Board’s attention to the separate board materials relating to the renewal and provided by SSC.

Mr. Mahaffey informed the Trustees that the duties and responsibilities in renewing a sub-advisory agreement were essentially the same as in renewing the advisory agreement with Yorktown. Mr. A. Basten then generally reviewed the materials provided by SSC, copies of which were included in the Board’s book of materials.

The Board then discussed the nature, extent and quality of SSC’s services to the Small Cap Fund. In particular, the Board noted with approval SSC’s commitment to providing comprehensive and consistent investment management to the Fund, and its efforts to maintain ongoing regulatory compliance for the Fund. The Board noted that it reviewed, on a quarterly basis, performance and management reports relating to the Fund, and those prior reviews were incorporated into the Board’s current considerations. The Board discussed the operations of the Fund and agreed with the Independent Trustees separately concurring that the Fund had received adequate and appropriate investment management and compliance services.

The Board discussed SSC’s current fee structure. The Board also reviewed the fees charged by SSC in light of the fees charged to other similar funds. After full review of the materials presented, the related discussions, and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Yorktown under the IA Agreement appeared to be fair and reasonable at the present time in light of the services provided to the Fund, and the fees paid to SSC from those fees appeared to be fair and reasonable.

The Board next considered the investment performance of the Fund and SSC’s performance. Messrs. D.D. Basten addressed the performance of the Fund and gave his views as to the reasons behind the Fund’s performance.

After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the Sub-Advisory Agreement would be in the best interests of the Small Cap Fund’s shareholders. In approving the Sub-Advisory Agreement, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Sub-Advisory Agreement renewal.

PRIVACY NOTICE

FACTS	WHAT DOES AMERICAN PENSION INVESTORS TRUST (“YORKTOWN FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?

The types of information we collect and share depend on the product or service you have with us. This information can include your:

●   Social Security Number

●   Assets

●   Retirement Assets

●   Transaction History

●   Checking Account History

●   Purchase History

●   Account Balances

●   Account Transactions

●   Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Yorktown Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.		Does Yorktown Funds share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.		Yes	No
For our marketing purposes — to offer our products and services to you.		Yes	No
For joint marketing with other financial companies		No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences.		Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness		No	We don’t share
For non-affiliates to market to you		No	We don’t share

Questions?	Call 888-933-8274

Who we are
Who is providing this Notice?	Yorktown Funds Yorktown Management & Research Company, Inc.
What we do
How does Yorktown Funds protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse or your nonpublic personal information.

How does Yorktown Funds collect your personal information?

We collect your personal information, for example, when you

●   Open an account

●   Provide account information

●   Give us your contact information

●   Make deposits or withdrawals from your account

●   Make a wire transfer

●   Tell us where to send the money

●   Tell us who receives the money

●   Show your government-issued ID

●   Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●   Sharing for affiliates’ everyday business purposes-information about your creditworthiness.

●   Affiliates from using your information to market to you.

●   Sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Yorktown Management & Research, Inc., is an affiliate of Yorktown Funds.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Yorktown Funds does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. ● Yorktown Funds does not jointly market.

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SHAREHOLDER SERVICES
Yorktown Funds
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
(888) 933-8274

For Overnight Deliveries:

Yorktown Funds
c/o Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

EXECUTIVE OFFICES
Yorktown Funds
106 Annjo Court, Suite A
Forest, Virginia 24551
(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

This report is submitted for the general
information of the shareholders of the Trust.
The report is not authorized for distribution to
prospective investors in the Trust unless preceded
or accompanied by an effective Prospectus.

www.yorktownfunds.com

Yorktown-SAR-21

(b) Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Exhibits

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST
Date: September 30, 2021

/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 30, 2021

/s/ David D. Basten
David D. Basten
President

Date: September 30, 2021

/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer